SunAmerica Specialty Series-AIG Commodity Strategy Fund

PORTFOLIO OF INVESTMENTS - January 31, 2020@ - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 10.9%
Federal Farm Credit Bank FRS - 3.6%
1.69% (3ML - 0.22%) due 02/25/2020	$200,000	$200,008
1.69% (1 ML + 0.01%) due 12/11/2020	250,000	249,963
1.70% (1 ML + 0.05%) due 03/01/2021	200,000	200,107
1.70% (SOFR + 0.10%) due 05/07/2021	50,000	49,981
1.73% (1 ML + 0.08%) due 02/01/2021	300,000	300,272

		1,000,331

Federal Home Loan Bank - 4.6%
2.63% due 10/01/2020	300,000	302,082
Federal Home Loan Bank FRS
1.63% (SOFR + 0.03%) due 11/06/2020	180,000	179,952
1.64% (SOFR + 0.04%) due 08/25/2020	105,000	105,012
1.64% (3 ML - 0.12%) due 11/03/2020	50,000	50,022
1.65% (SOFR + 0.05%) due 01/22/2021	175,000	174,957
1.65% (SOFR + 0.05%) due 01/28/2021	190,000	189,977
1.76% (3 ML - 0.14%) due 12/18/2020	125,000	124,999
1.77% (3 ML - 0.14%) due 01/04/2021	125,000	125,026

		1,252,027

Federal National Mtg. Assoc. - 2.7%
2.88% due 10/30/2020	475,000	479,684
Federal National Mtg. Assoc. FRS 1.68% (SOFR + 0.08%) due 10/30/2020	250,000	250,091

		729,775

Total U.S. Government Agencies (cost $2,981,433)		2,982,133

U.S. GOVERNMENT TREASURIES - 6.7%
United States Treasury Notes FRS - 6.7%
1.59% (3 UTBMM + 0.03%) due 04/30/2020	800,000	800,032
1.67% (3 UTBMM + 0.12%) due 01/31/2021	800,000	800,259
1.70% (3 UTBMM + 0.14%) due 04/30/2021	250,000	250,105

Total U.S. Government Treasuries (cost $1,849,538)		1,850,396

COMMON STOCKS - 1.6%
Investment Companies - 1.6%
Uranium Participation Corp.†(1) (cost $564,964)	154,033	448,109

OPTIONS – PURCHASED - 0.0%
Exchange Traded Purchased Call Options(1)(2) (cost $7,300)	20	3,300

Total Long-Term Investment Securities (cost $5,403,235)		5,283,938

SHORT-TERM INVESTMENT SECURITIES - 33.3%
U.S. Government Agencies - 26.2%
Federal Farm Credit Bank
1.87% due 07/31/2020	96,000	95,251
1.88% due 08/11/2020	61,000	60,498
Federal Home Loan Bank
1.59% - 1.60% due 04/29/2020	450,000	448,312
1.60% due 02/12/2020	500,000	499,806
Federal Home Loan Bank FRS
1.62% (SOFR + 0.02%) due 02/21/2020	310,000	309,991
1.62% (SOFR + 0.02%) due 05/22/2020	865,000	864,782
1.63% (SOFR + 0.03%) due 04/22/2020	485,000	484,926
1.63% (1 ML - 0.06%) due 08/13/2020	650,000	649,975
1.63% (1 ML - 0.04%) due 12/17/2020	700,000	699,879
1.63% (SOFR + 0.03%) due 03/06/2020	340,000	339,984
1.63% (SOFR + 0.03%) due 07/17/2020	435,000	435,013
1.64% (SOFR + 0.04%) due 05/08/2020	690,000	690,009
1.64% (SOFR + 0.04%) due 06/19/2020	650,000	649,811
1.65% (3 ML - 0.20%) due 11/16/2020	600,000	599,905
1.70% (3 ML - 0.17%) due 01/08/2021	350,000	349,956

		7,178,098

U.S. Government Treasuries - 7.1%
United States Treasury Bills
1.53% due 04/16/20(1)	60,000	59,814
1.57% due 02/27/20(1)(3)	1,900,000	1,898,141

		1,957,955

Total Short-Term Investment Securities (cost $9,136,235)		9,136,053

REPURCHASE AGREEMENTS - 49.2%
Bank of America Securities LLC Joint Repurchase Agreement(4)	2,310,000	2,310,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(4)	675,000	675,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	2,050,000	2,050,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(4)	595,000	595,000
BNP Paribas SA Joint Repurchase Agreement(4)	1,640,000	1,640,000
BNP Paribas SA Joint Repurchase Agreement(1)(4)	475,000	475,000
Deutsche Bank AG Joint Repurchase Agreement(4)	2,160,000	2,160,000
Deutsche Bank AG Joint Repurchase Agreement(1)(4)	625,000	625,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	2,295,000	2,295,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(4)	665,000	665,000

Total Repurchase Agreements (cost $13,490,000)		13,490,000

TOTAL INVESTMENTS (cost $28,029,470)	101.7%	27,909,991
Liabilities in excess of other assets	(1.7)	(458,962)

NET ASSETS	100.0%	$27,451,029

@	Consolidated (see Note 1)
†	Non-income producing security
(1)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)	Call Options – Purchased

Exchange Traded Purchased Call Options(a)

Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Natural Gas	Morgan Stanley & Co.	Mar-20	$2.05	20	$3,682	$7,300	$3,300	$(4,000)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

SOFR - Secured Overnight Financing Rate

3 UTBMM - US Treasury 3 Month Bill Money Market Yield

Exchange Traded Written Call Options(a)

Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Natural Gas	Morgan Stanley & Co.	Mar-20	$2.25	20	$3,682	$2,000	$1,000	$1,000

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts(a)

Number of Contracts	Type	Description	Expiration Month	Notional Basis**	Notional Value**	Unrealized Appreciation
7	Short	Aluminum Futures	March 2020	$ 307,343	$ 299,425	$7,918
6	Short	Aluminum Futures	December 2020	284,550	266,850	17,700
7	Short	Brent Crude Futures	December 2022	381,340	381,290	50
2	Short	Coffee Futures	May 2020	85,500	78,675	6,825
8	Long	Cotton Futures	March 2020	261,790	270,000	8,210
2	Short	Corn Futures	March 2020	38,500	38,125	375
16	Long	Gold Futures	April 2020	2,505,860	2,540,640	34,780
9	Short	Natural Gas Futures	April 2020	202,360	169,740	32,620
2	Short	Nickel Futures	March 2020	166,841	153,750	13,091
5	Long	Silver Futures	March 2020	436,365	450,300	13,935
21	Long	Wheat Futures	March 2020	480,612	488,775	8,163
3	Short	Zinc Futures	December 2020	175,995	163,763	12,232

						$155,899

						Unrealized (Depreciation)
22	Long	Aluminum Futures	March 2020	$ 969,264	$ 941,050	$(28,214)
30	Long	Brent Crude Futures	April 2020	1,922,720	1,698,600	(224,120)
12	Long	Coffee Futures	March 2020	492,037	461,925	(30,112)
14	Long	Copper Futures	March 2020	2,057,369	1,946,087	(111,282)
23	Long	Corn Futures	July 2020	457,250	449,650	(7,600)
7	Long	Corn Futures	December 2020	141,213	136,763	(4,450)
6	Long	Gasoline Futures	April 2020	468,035	419,706	(48,329)
6	Long	Lean Hogs Futures	February 2020	179,108	137,100	(42,008)
16	Long	Lean Hogs Futures	June 2020	525,240	491,840	(33,400)
13	Long	Live Cattle Futures	June 2020	600,860	580,190	(20,670)
9	Long	Low Sulfur Gasoline Futures	March 2020	492,075	452,250	(39,825)
9	Long	Natural Gas Futures	May 2020	197,220	175,140	(22,080)
79	Long	Natural Gas Futures	March 2020	1,738,630	1,454,390	(284,240)
12	Long	Nickel Futures	March 2020	1,030,433	922,500	(107,933)
15	Long	NY Harbor ULSD Futures	March 2020	1,103,357	1,025,892	(77,465)
36	Long	Sugar Futures	July 2020	578,290	573,754	(4,536)
19	Long	Soybean Futures	March 2020	866,162	828,875	(37,287)
17	Long	Soybean Meal Futures	March 2020	514,820	494,700	(20,120)
33	Long	Soybean Oil Futures	March 2020	630,828	592,812	(38,016)
10	Long	WTI Crude Futures	March 2020	519,980	515,600	(4,380)
2	Short	WTI Crude Futures	December 2020	101,530	101,600	(70)
4	Short	Wheat Futures	March 2020	109,362	110,750	(1,388)
4	Short	Wheat Futures	December 2020	109,200	113,600	(4,400)
6	Long	Zinc Futures	March 2020	354,067	330,750	(23,317)

						$(1,215,242)

Net Unrealized Appreciation (Depreciation)						$(1,059,343)

**	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

ULSD - Ultra Low Sulfur Diesel Futures

Over the Counter Total Return Swap Contracts(a)

Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays	$203	02/28/2020	(0.350)%/Monthly	Bloomberg Soybean Meal Subindex/Monthly	$—	$—
Goldman Sachs International	225	05/29/2020	(Difference between the Fixed Silver Spot Price of $17.14/oz. and the LBMA Silver Price Average/Term)	Difference between the LBMA Silver Price Average/Term and the Fixed Silver Spot Price of $17.14/oz.	—	11,873
JPMorgan	381	03/31/2020	(0.150)%/Monthly	S&P GSCI Grains Index Excess Return/Monthly	—	—
JPMorgan	9,196	03/31/2020	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	—	—
JPMorgan	103	05/29/2020	(0.120)%/Monthly	Bloomberg Corn Subindex/Monthly	—	—
Morgan Stanley	204	06/30/2020	(0.400)%/Monthly	Bloomberg Soybean Meal Subindex/Monthly	—	—

					$—	$11,873

(a)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.

GSCI - Goldman Sachs Commodity Index

LBMA - London Bullion Market Association

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$2,982,133	$—	$2,982,133
U.S. Government Treasuries	—	1,850,396	—	1,850,396
Common Stocks	448,109	—	—	448,109
Options - Purchased	3,300	—	—	3,300
Short-Term Investment Securities	—	9,136,053	—	9,136,053
Repurchase Agreements	—	13,490,000	—	13,490,000

Total Investments at Value	$451,409	$27,458,582	$—	$27,909,991

Other Financial Instruments:†
Exchange Traded Written Call Options	$1,000	$—	$—	$1,000
Futures Contracts	155,899	—	—	155,899
Over the Counter Total Return Swap Contracts	—	11,873	—	11,873

Total Other Financial Instruments	$156,899	$11,873	$—	$168,772

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,215,242	$—	$—	$1,215,242

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG ESG Dividend Fund

PORTFOLIO OF INVESTMENTS - January 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 99.1%
Advertising Agencies - 2.3%
Omnicom Group, Inc.	8,067	$607,526

Airlines - 2.6%
Delta Air Lines, Inc.	12,399	691,120

Apparel Manufacturers - 2.1%
Hanesbrands, Inc.	40,827	561,779

Appliances - 2.6%
Whirlpool Corp.	4,654	680,275

Auto-Heavy Duty Trucks - 2.6%
Cummins, Inc.	4,235	677,473

Beverages-Non-alcoholic - 3.0%
PepsiCo, Inc.	5,510	782,530

Building Products-Air & Heating - 2.8%
Johnson Controls International PLC	18,616	734,401

Commercial Services-Finance - 2.3%
H&R Block, Inc.	26,299	610,137

Computers - 4.3%
Hewlett Packard Enterprise Co.	39,717	553,258
HP, Inc.	27,869	594,167

		1,147,425

Consumer Products-Misc. - 4.8%
Clorox Co.	3,939	619,644
Kimberly-Clark Corp.	4,541	650,453

		1,270,097

Cosmetics & Toiletries - 5.7%
Colgate-Palmolive Co.	9,521	702,459
Procter & Gamble Co.	6,388	796,073

		1,498,532

Distribution/Wholesale - 2.3%
KAR Auction Services, Inc.	29,030	610,211

Electronic Components-Semiconductors - 2.8%
Texas Instruments, Inc.	6,110	737,171

Engineering/R&D Services - 1.2%
Fluor Corp.	17,319	309,837

Finance-Credit Card - 3.4%
Western Union Co.	33,670	905,723

Food-Misc./Diversified - 10.2%
Campbell Soup Co.	17,744	858,632
General Mills, Inc.	14,103	736,459
Kellogg Co.	10,524	717,842
Kraft Heinz Co.	13,041	380,797

		2,693,730

Human Resources - 2.7%
ManpowerGroup, Inc.	7,930	725,516

Insurance-Property/Casualty - 2.9%
First American Financial Corp.	12,327	764,027

Investment Management/Advisor Services - 7.5%
Franklin Resources, Inc.	20,923	529,352
Legg Mason, Inc.	16,793	657,446
T. Rowe Price Group, Inc.	5,997	800,779

		1,987,577

Machinery-Construction & Mining - 2.4%
Caterpillar, Inc.	4,748	623,650

Medical-Biomedical/Gene - 4.9%
Amgen, Inc.	3,331	719,663
Gilead Sciences, Inc.	8,920	563,744

		1,283,407

Medical-Drugs - 3.9%
AbbVie, Inc.	12,691	1,028,225

Networking Products - 2.3%
Cisco Systems, Inc.	13,103	602,345

Oil-Field Services - 2.1%
Baker Hughes Co.	25,663	555,861

Retail-Apparel/Shoe - 3.3%
Foot Locker, Inc.	11,306	429,289
Gap, Inc.	24,855	432,725

		862,014

Retail-Consumer Electronics - 3.4%
Best Buy Co., Inc.	10,601	897,799

Retail-Home Furnishings - 3.1%
Williams-Sonoma, Inc.	11,543	808,933

Retail-Major Department Stores - 1.9%
Nordstrom, Inc.	13,558	499,748

Steel-Producers - 1.8%
Nucor Corp.	10,065	477,987

Theaters - 1.9%
Cinemark Holdings, Inc.	15,981	503,561

Total Long-Term Investment Securities (cost $25,361,399)		26,138,617

REPURCHASE AGREEMENTS - 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $234,005 and collateralized by $240,000 of United States Treasury Notes, bearing interest at 1.88%, due 01/31/2022 and having an approximate value of $242,203 (cost $234,000)	234,000	234,000

TOTAL INVESTMENTS (cost $25,595,399)	100.0%	26,372,617
Other assets less liabilities	0.0	7,561

NET ASSETS	100.0%	$26,380,178

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$26,138,617	$—	$—	$26,138,617
Repurchase Agreements	—	234,000	—	234,000

Total Investments at Value	$26,138,617	$234,000	$—	$26,372,617

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS - January 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS - 98.2%
Aerospace/Defense - 10.1%
BAE Systems PLC ADR	1,070,134	$35,587,306
Boeing Co.	91,167	29,015,721

		64,603,027

Agricultural Biotech - 5.5%
Corteva, Inc.	1,210,407	35,004,970

Applications Software - 5.5%
salesforce.com, Inc.†	193,185	35,219,557

Cable/Satellite TV - 5.0%
Comcast Corp., Class A	741,076	32,007,072

Commercial Services-Finance - 10.5%
PayPal Holdings, Inc.†	287,554	32,749,525
S&P Global, Inc.	117,161	34,413,701

		67,163,226

Diversified Banking Institutions - 7.7%
Citigroup, Inc.	232,800	17,322,648
JPMorgan Chase & Co.	240,470	31,828,609

		49,151,257

E-Commerce/Products - 5.6%
Amazon.com, Inc.†	18,039	36,235,300

Electronic Components-Semiconductors - 2.3%
Texas Instruments, Inc.	124,941	15,074,132

Electronic Forms - 4.4%
Adobe, Inc.†	80,589	28,298,021

Finance-Credit Card - 5.4%
Visa, Inc., Class A	173,986	34,617,994

Internet Content-Entertainment - 5.1%
Facebook, Inc., Class A†	160,915	32,490,348

Medical Labs & Testing Services - 5.1%
Laboratory Corp. of America Holdings†	187,440	32,876,976

Medical-Drugs - 5.8%
Sanofi ADR	765,750	36,962,753

Oil Companies-Integrated - 5.1%
BP PLC ADR	912,184	32,957,208

Real Estate Investment Trusts - 4.8%
Crown Castle International Corp.	205,378	30,773,840

Retail-Discount - 5.2%
Dollar Tree, Inc.†	382,824	33,332,486

Telephone-Integrated - 5.1%
Verizon Communications, Inc.	552,573	32,844,939

TOTAL INVESTMENTS (cost $510,415,296)	98.2%	629,613,106
Other assets less liabilities	1.8	11,239,780

NET ASSETS	100.0%	$640,852,886

†	Non-income producing security
ADR	– American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$629,613,106	$—	$—	$629,613,106

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Focused Growth Fund

PORTFOLIO OF INVESTMENTS - January 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS - 98.8%
Aerospace/Defense - 5.7%
Boeing Co.	101,727	$32,376,652

Applications Software - 8.2%
salesforce.com, Inc.†	255,885	46,650,395

Auto-Cars/Light Trucks - 4.0%
Tesla, Inc.†	35,000	22,769,950

Commercial Services - 1.4%
CoStar Group, Inc.†	12,500	8,162,375

Commercial Services-Finance - 14.9%
PayPal Holdings, Inc.†	359,974	40,997,439
S&P Global, Inc.	150,873	44,315,926

		85,313,365

Consulting Services - 0.7%
Gartner, Inc.†	26,000	4,180,280

Diagnostic Kits - 1.8%
IDEXX Laboratories, Inc.†	38,000	10,298,380

E-Commerce/Products - 6.2%
Amazon.com, Inc.†	17,621	35,395,655

E-Commerce/Services - 0.8%
Zillow Group, Inc., Class A†	103,000	4,758,600

Electronic Components-Semiconductors - 3.4%
Texas Instruments, Inc.	159,803	19,280,232

Electronic Forms - 8.3%
Adobe, Inc.†	134,544	47,243,780

Enterprise Software/Service - 1.5%
Guidewire Software, Inc.†	74,000	8,325,000

Finance-Credit Card - 8.4%
Visa, Inc., Class A	239,871	47,727,133

Finance-Investment Banker/Broker - 1.6%
Charles Schwab Corp.	201,000	9,155,550

Hotels/Motels - 4.7%
Hyatt Hotels Corp., Class A	319,000	26,968,260

Insurance-Property/Casualty - 2.1%
Arch Capital Group, Ltd.†	230,000	10,156,800
Kinsale Capital Group, Inc.	15,000	1,713,300

		11,870,100

Internet Content-Entertainment - 7.7%
Facebook, Inc., Class A†	217,699	43,955,605

Multimedia - 2.2%
FactSet Research Systems, Inc.	43,000	12,302,730

Professional Sports - 0.9%
Manchester United PLC, Class A	285,000	5,292,450

Racetracks - 0.9%
Penn National Gaming, Inc.†	175,000	5,220,250

Real Estate Investment Trusts - 8.1%
American Homes 4 Rent, Class A	100,000	2,733,000
Crown Castle International Corp.	268,069	40,167,459
Gaming and Leisure Properties, Inc.	67,000	3,166,085

		46,066,544

Resorts/Theme Parks - 4.2%
Marriott Vacations Worldwide Corp.	37,000	4,448,880
Vail Resorts, Inc.	84,000	19,698,840

		24,147,720

Satellite Telecom - 0.7%
Iridium Communications, Inc.†	166,500	4,254,075

Veterinary Diagnostics - 0.4%
Neogen Corp.†	32,500	2,186,275

TOTAL INVESTMENTS (cost $412,060,182)	98.8%	563,901,356
Other assets less liabilities	1.2	6,973,249

NET ASSETS	100.0%	$570,874,605

†	Non-income producing security

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$563,901,356	$—	$—	$563,901,356

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS - January 31, 2020 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 63.0%
Advertising Agencies - 1.7%
Interpublic Group of Cos., Inc.	16,714	$379,408
Omnicom Group, Inc.	4,679	352,375

		731,783

Advertising Services - 0.9%
Publicis Groupe SA	8,568	380,404

Airlines - 0.7%
Deutsche Lufthansa AG	20,111	308,722

Apparel Manufacturers - 1.7%
Hanesbrands, Inc.	25,745	354,251
Tapestry, Inc.	15,015	386,937

		741,188

Auto-Cars/Light Trucks - 2.2%
Fiat Chrysler Automobiles NV	25,501	331,230
Peugeot SA	15,671	325,250
Renault SA	7,980	310,157

		966,637

Auto-Heavy Duty Trucks - 0.9%
Volvo AB, Class B	23,928	408,660

Banks-Super Regional - 0.6%
US Bancorp	12,000	265,440

Building Products-Cement - 0.8%
Anhui Conch Cement Co., Ltd.	56,500	359,917

Capacitors - 1.0%
Walsin Technology Corp.	62,000	422,417

Cellular Telecom - 0.8%
Orange SA	25,740	365,148

Chemicals-Diversified - 1.6%
LyondellBasell Industries NV, Class A	4,085	318,058
Mitsubishi Chemical Holdings Corp.	50,900	366,428

		684,486

Computer Services - 0.9%
International Business Machines Corp.	2,852	409,918

Computers - 0.9%
HP, Inc.	18,644	397,490

Computers-Memory Devices - 0.9%
Seagate Technology PLC	6,478	369,181

Containers-Paper/Plastic - 0.8%
WestRock Co.	9,354	364,806

Cruise Lines - 0.8%
Carnival Corp.	8,142	354,421

Diversified Minerals - 0.8%
BHP Group PLC	16,132	353,336

Food-Misc./Diversified - 1.7%
General Mills, Inc.	7,731	403,713
Kraft Heinz Co.	12,053	351,947

		755,660

Home Decoration Products - 0.9%
Newell Brands, Inc.	20,781	405,853

Human Resources - 0.8%
Adecco Group AG	6,026	354,367

Investment Management/Advisor Services - 1.7%
Franklin Resources, Inc.	14,619	369,861
Invesco, Ltd.	21,373	369,753

		739,614

Medical-Drugs - 1.6%
AbbVie, Inc.	4,278	346,603
Pfizer, Inc.	9,774	363,984

		710,587

Medical-Wholesale Drug Distribution - 0.8%
Cardinal Health, Inc.	7,124	364,820

Metal-Diversified - 0.9%
MMC Norilsk Nickel PJSC ADR	12,149	391,551

Networking Products - 0.9%
Cisco Systems, Inc.	8,320	382,470

Oil Companies-Exploration & Production - 0.9%
CNOOC, Ltd.	254,000	384,780

Oil Companies-Integrated - 3.3%
China Petroleum & Chemical Corp.	664,000	350,359
Eni SpA	25,213	353,637
Equinor ASA	20,355	370,174
Lukoil PJSC ADR	3,860	392,523

		1,466,693

Real Estate Investment Trusts - 20.6%
Agree Realty Corp.	2,121	161,048
Alexandria Real Estate Equities, Inc.	927	151,286
American Campus Communities, Inc.	3,163	145,087
American Homes 4 Rent, Class A	5,668	154,906
American Tower Corp.	678	157,120
Apartment Investment & Management Co., Class A	2,852	150,329
Apple Hospitality REIT, Inc.	9,120	136,982
Armada Hoffler Properties, Inc.	7,785	142,777
Camden Property Trust	1,380	155,153
CareTrust REIT, Inc.	7,125	158,032
Clipper Realty, Inc.	14,465	154,197
Columbia Property Trust, Inc.	7,195	151,814
CoreSite Realty Corp.	1,297	152,333
Crown Castle International Corp.	1,088	163,026
CubeSmart	4,817	152,554
CyrusOne, Inc.	2,369	144,154
DiamondRock Hospitality Co.	13,368	129,269
Digital Realty Trust, Inc.	1,271	156,320
Douglas Emmett, Inc.	3,407	141,391
Duke Realty Corp.	4,253	154,426
Easterly Government Properties, Inc.	6,395	154,823
Empire State Realty Trust, Inc., Class A	10,589	143,587
EPR Properties	2,129	151,947
Equinix, Inc.	263	155,099
Equity LifeStyle Properties, Inc.	2,078	151,174
Equity Residential	1,794	149,046
Extra Space Storage, Inc.	1,420	157,166
First Industrial Realty Trust, Inc.	3,555	151,798
Four Corners Property Trust, Inc.	5,324	161,264
Gaming and Leisure Properties, Inc.	3,514	166,054
GEO Group, Inc.	9,417	148,789
Healthcare Trust of America, Inc., Class A	5,017	160,695
Host Hotels & Resorts, Inc.	8,065	131,782
Hudson Pacific Properties, Inc.	4,083	148,376
Invitation Homes, Inc.	5,007	157,570

Iron Mountain, Inc.	4,557	144,047
Kimco Realty Corp.	7,159	136,379
Lamar Advertising Co., Class A	1,687	156,570
Mid-America Apartment Communities, Inc.	1,118	153,401
Monmouth Real Estate Investment Corp.	9,816	143,608
National Health Investors, Inc.	1,853	156,356
National Retail Properties, Inc.	2,817	157,752
Omega Healthcare Investors, Inc.	3,550	148,923
Outfront Media, Inc.	5,670	168,626
Physicians Realty Trust	7,930	153,445
Prologis, Inc.	1,652	153,438
QTS Realty Trust, Inc., Class A	2,817	160,231
Realty Income Corp.	1,999	156,742
Rexford Industrial Realty, Inc.	3,198	154,112
SBA Communications Corp.	614	153,230
Simon Property Group, Inc.	1,008	134,215
STAG Industrial, Inc.	4,746	153,011
STORE Capital Corp.	3,915	153,664
Sun Communities, Inc.	950	154,061
Sunstone Hotel Investors, Inc.	10,259	130,084
Terreno Realty Corp.	2,694	154,258
UDR, Inc.	3,159	151,348
Uniti Group, Inc.	19,468	123,232
Ventas, Inc.	2,626	151,940
Welltower, Inc.	1,856	157,593

		9,061,640

Real Estate Operations & Development - 0.7%
Country Garden Holdings Co., Ltd.	251,000	317,862

Retail-Apparel/Shoe - 0.9%
Gap, Inc.	22,438	390,646

Retail-Regional Department Stores - 0.8%
Kohl’s Corp.	7,684	328,491

Semiconductor Equipment - 0.9%
Globalwafers Co., Ltd.	30,000	389,465

Telephone-Integrated - 3.3%
AT&T, Inc.	9,914	372,965
BT Group PLC	138,596	295,358
CenturyLink, Inc.	28,172	384,830
Verizon Communications, Inc.	6,635	394,384

		1,447,537

Tobacco - 4.3%
Altria Group, Inc.	7,561	359,374
British American Tobacco PLC	9,045	399,836
Imperial Brands PLC	15,896	408,248
Japan Tobacco, Inc.	16,700	353,381
Philip Morris International, Inc.	4,436	366,857

		1,887,696

Total Common Stocks (cost $27,983,652)		27,663,686

PREFERRED SECURITIES - 34.0%
Agricultural Operations - 0.5%
CHS, Inc. Series 4 7.50%	8,000	225,760

Banks-Commercial - 3.0%
First Republic Bank Series H 5.13%	10,000	264,500
First Republic Bank Series G 5.50%	9,000	238,140
First Republic Bank Series I 5.50%	9,500	255,360
Regions Financial Corp. Series C 5.70%	10,000	285,100
Truist Financial Corp. Series F 5.20%	11,500	293,365

		1,336,465

Banks-Fiduciary - 2.6%
Bank of New York Mellon Corp. 5.20%	11,000	286,220
Northern Trust Corp. Series E 4.70%	11,000	288,640
State Street Corp. Series G 5.35%	10,000	285,300
State Street Corp. Series D 5.90%	10,000	281,400

		1,141,560

Banks-Super Regional - 3.0%
PNC Financial Services Group, Inc. Series Q 5.38%	11,000	282,590
US Bancorp Series K 5.50%	10,300	286,649
Wells Fargo & Co. Series W 5.70%	10,000	259,400
Wells Fargo & Co. Series Q 5.85%	9,000	244,620
Wells Fargo & Co. Series V 6.00%	9,000	234,180

		1,307,439

Closed-End Funds - 1.3%
Gabelli Equity Trust, Inc. Series K 5.00%	11,000	286,550
Highland Income Fund Series A 5.38%	11,200	287,951

		574,501

Diversified Banking Institutions - 4.1%
Bank of America Corp. Series LL 5.00%	10,200	267,240
Bank of America Corp. Series KK 5.38%	11,000	294,250
Bank of America Corp. Series HH 5.88%	7,000	192,710
Citigroup Capital XIII FRS (3 ML + 6.37%) 8.14%	10,800	304,344
JPMorgan Chase & Co. Series GG 4.75%	7,000	180,250
JPMorgan Chase & Co. Series DD 5.75%	10,500	288,330
JPMorgan Chase & Co. Series Y 6.13%	11,000	276,320

		1,803,444

Electric-Integrated - 3.3%
Duke Energy Corp. 5.13%	12,000	312,000
Duke Energy Corp. Series A 5.75%	10,500	296,625
NextEra Energy Capital Holdings, Inc. 5.00%	12,000	307,560
NextEra Energy Capital Holdings, Inc. Series I 5.13%	10,000	260,300
PPL Capital Funding, Inc. Series B 5.90%	10,000	256,400

		1,432,885

Finance-Investment Banker/Broker - 1.3%
Charles Schwab Corp. Series D 5.95%	11,000	294,360
Charles Schwab Corp. Series C 6.00%	11,000	292,160

		586,520

Gas-Distribution - 0.7%
Spire, Inc. Series A 5.90%	11,000	298,430

Insurance-Life/Health - 2.5%
Athene Holding, Ltd. Series B 5.63%	8,000	208,160
Athene Holding, Ltd. Series A 6.35%	10,000	286,000
Prudential PLC 6.50%	11,000	307,890
Prudential PLC 6.75%	11,000	302,610

		1,104,660

Insurance-Multi-line - 2.4%
Aegon NV Series I 4.00%	12,000	298,920
Allstate Corp. Series I 4.75%	10,300	268,727
MetLife, Inc. Series A 4.00%	12,000	299,520
MetLife, Inc. Series E 5.63%	6,000	167,160

		1,034,327

Insurance-Property/Casualty - 1.3%
Arch Capital Group, Ltd. Series E 5.25%	11,000	285,340
Arch Capital Group, Ltd. Series F 5.45%	11,000	292,490

		577,830

Insurance-Reinsurance - 1.3%
Axis Capital Holdings, Ltd. Series E 5.50%	11,200	292,208
PartnerRe, Ltd. Series I 5.88%	10,800	282,744

		574,952

Investment Companies - 1.3%
Oaktree Capital Group LLC Series B 6.55%	10,200	283,152
Oaktree Capital Group LLC Series A 6.63%	10,200	278,562

		561,714

Investment Management/Advisor Services - 0.9%
Ares Management Corp. Series A 7.00%	11,000	296,120
Legg Mason, Inc. 6.38%	3,856	101,876

		397,996

Pipelines - 1.1%
Energy Transfer Partners LP Series C 7.38%	4,610	113,314
Energy Transfer Operating LP Series E 7.60%	8,130	204,876
Energy Transfer Operating LP Series D 7.63%	6,940	172,459

		490,649

Private Equity - 1.5%
Apollo Global Management, Inc. Series B 6.38%	11,000	299,090
KKR & Co, Inc. Series B 6.50%	2,132	57,862
KKR & Co, Inc. Series A 6.75%	10,400	277,784

		634,736

Real Estate Investment Trusts - 1.5%
AGNC Investment Corp. Series D 6.88%	4,000	104,480
Farmland Partners, Inc. Series B 6.00%	5,000	127,550
PennyMac Mtg. Investment Trust Series B 8.00%	6,000	159,120
PS Business Parks, Inc. Series Z 4.88%	5,000	126,550
Public Storage Series B 5.4%	6,000	156,060

		673,760

Savings & Loans/Thrifts - 0.4%
New York Community Bancorp, Inc. Series A 6.38%	6,100	174,338

Total Preferred Securities (cost $14,778,669)		14,931,966

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.3%
Banks-Commercial - 0.3%
Truist Financial Corp. Series M 5.13% due 12/15/2027(1) (cost $107,008)	$109,000	114,722

Total Long-Term Investment Securities (cost $42,869,329)		42,710,374

REPURCHASE AGREEMENTS - 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $1,014,021 collateralized by $1,035,000 of United States Treasury Notes, bearing interest at 1.88% due 01/31/2022 and having an approximate value of $1,044,501 (cost $1,014,000)	1,014,000	1,014,000

TOTAL INVESTMENTS (cost $43,883,329)	99.6%	43,724,374
Other assets less liabilities	0.4	190,362

NET ASSETS	100.0%	$43,914,736

(1)	Perpetual maturity - maturity date reflects the next call date.
ADR	- American Depositary Receipt
FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML - 3 Month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$18,970,476	$8,693,210	**	$—	$27,663,686
Preferred Securities	14,931,966	—		—	14,931,966
Preferred Securities/Capital Securities	—	114,722		—	114,722
Repurchase Agreements	—	1,014,000		—	1,014,000

Total Investments at Value	$33,902,442	$9,821,932		$—	$43,724,374

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS - January 31, 2020 - (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS - 97.0%
Advanced Materials - 0.0%
Haynes International, Inc.	111	$2,976
Materion Corp.	181	9,828

		12,804

Advertising Agencies - 0.0%
MDC Partners, Inc., Class A†	505	1,146
Telaria, Inc.†	394	3,999

		5,145

Advertising Sales - 0.5%
Boston Omaha Corp., Class A†	93	1,877
Clear Channel Outdoor Holdings, Inc.†	436	1,190
National CineMedia, Inc.	29,545	218,042

		221,109

Advertising Services - 0.0%
Fluent, Inc.†	380	1,030
Marchex, Inc., Class B†	320	1,091
SharpSpring, Inc.†	92	1,137

		3,258

Aerospace/Defense - 0.6%
AeroVironment, Inc.†	190	12,656
Kratos Defense & Security Solutions, Inc.†	804	14,746
National Presto Industries, Inc.	44	3,792
Park Aerospace Corp.	14,139	218,730

		249,924

Aerospace/Defense-Equipment - 0.6%
AAR Corp.	298	12,689
Aerojet Rocketdyne Holdings, Inc.†	653	34,002
Astronics Corp.†	205	5,166
Barnes Group, Inc.	421	26,595
Coda Octopus Group, Inc.†	17,098	107,546
Ducommun, Inc.†	96	3,929
Kaman Corp.	247	15,245
Moog, Inc., Class A	287	25,718
Triumph Group, Inc.	443	9,050

		239,940

Agricultural Chemicals - 0.0%
Intrepid Potash, Inc.†	852	2,028
Marrone Bio Innovations, Inc.†	464	533

		2,561

Agricultural Operations - 0.0%
Alico, Inc.	36	1,296
Andersons, Inc.	281	6,356
Cadiz, Inc.†	118	1,073
Limoneira Co.	140	2,733
Phibro Animal Health Corp., Class A	182	4,317
Tejon Ranch Co.†	188	3,027

		18,802

Airlines - 0.2%
Allegiant Travel Co.	116	19,493
Hawaiian Holdings, Inc.	413	11,514
Mesa Air Group, Inc.†	186	1,588
SkyWest, Inc.	440	24,275
Spirit Airlines, Inc.†	613	25,176

		82,046

Apparel Manufacturers - 0.2%
Centric Brands, Inc.†	149	297
Deckers Outdoor Corp.†	251	47,918
Delta Apparel, Inc.†	56	1,404
Kontoor Brands, Inc.	395	15,065
Oxford Industries, Inc.	149	10,341
Superior Group of Cos., Inc.	95	1,095
Vince Holding Corp.†	28	414

		76,534

Appliances - 0.0%
Hamilton Beach Brands Holding Co., Class A	57	901
iRobot Corp.†	245	11,527

		12,428

Applications Software - 0.3%
Appfolio, Inc., Class A†	141	18,533
Brightcove, Inc.†	347	3,005
Digi International, Inc.†	248	3,917
Ebix, Inc.	207	7,127
Five9, Inc.†	534	38,304
GTY Technology Holdings, Inc.†	354	2,216
Ideanomics, Inc.†	443	261
Immersion Corp.†	279	2,042
Majesco†	68	474
Model N, Inc.†	294	9,170
PDF Solutions, Inc.†	253	3,987
Upland Software, Inc.†	205	8,003
Verra Mobility Corp.†	1,140	18,160

		115,199

Athletic Equipment - 0.1%
Clarus Corp.	209	2,762
Fox Factory Holding Corp.†	336	22,116
Vista Outdoor, Inc.†	517	3,841
YETI Holdings, Inc.†	368	13,380

		42,099

Audio/Video Products - 0.6%
Daktronics, Inc.	327	1,929
Sonos, Inc.†	630	8,644
Universal Electronics, Inc.†	4,611	228,383

		238,956

Auto Repair Centers - 0.0%
Monro, Inc.	292	18,308

Auto-Heavy Duty Trucks - 0.8%
Blue Bird Corp.†	15,572	307,236
Navistar International Corp.†	442	16,186
REV Group, Inc.	243	2,430

		325,852

Auto-Truck Trailers - 0.0%
Wabash National Corp.	480	5,568

Auto/Truck Parts & Equipment-Original - 1.0%
Adient PLC†	783	20,131
American Axle & Manufacturing Holdings, Inc.†	1,001	9,249
Cooper-Standard Holdings, Inc.†	150	3,978
Dana, Inc.	1,290	19,879
Dorman Products, Inc.†	241	16,822
Gentherm, Inc.†	295	13,602
Meritor, Inc.†	670	14,680

Methode Electronics, Inc.	327	10,709
Miller Industries, Inc.	99	3,407
Modine Manufacturing Co.†	442	3,107
Spartan Motors, Inc.	17,416	296,072
Telenav, Inc.†	301	1,352
Tenneco, Inc., Class A	454	4,299
Titan International, Inc.	448	1,281
Visteon Corp.†	249	19,873

		438,441

Auto/Truck Parts & Equipment-Replacement - 0.7%
Commercial Vehicle Group, Inc.†	271	1,352
Douglas Dynamics, Inc.	5,871	307,817
Motorcar Parts of America, Inc.†	167	3,317
Standard Motor Products, Inc.	188	9,133

		321,619

B2B/E-Commerce - 0.0%
ePlus, Inc.†	119	9,487

Banks-Commercial - 6.2%
1st Constitution Bancorp	79	1,592
1st Source Corp.	126	5,946
ACNB Corp.	61	1,955
Alerus Financial Corp.	27	570
Allegiance Bancshares, Inc. †	169	6,287
Amalgamated Bank, Class A	124	2,138
Amerant Bancorp, Inc.†	173	3,223
American National Bankshares, Inc.	95	3,239
Ameris Bancorp	546	21,944
Ames National Corp.	80	2,134
Arrow Financial Corp.	114	3,997
Atlantic Capital Bancshares, Inc.†	192	3,623
Atlantic Union Bankshares Corp.	714	24,055
BancFirst Corp.	167	9,653
Bancorp, Inc.†	448	5,300
BancorpSouth Bank	886	25,313
Bank First Corp.	52	3,262
Bank of Commerce Holdings	155	1,658
Bank of Marin Bancorp	118	5,199
Bank of N.T. Butterfield & Son, Ltd.	495	16,444
Bank of Princeton	50	1,525
Bank7 Corp.	6,981	126,984
Bankwell Financial Group, Inc.	59	1,595
Banner Corp.	314	16,187
Bar Harbor Bankshares	136	2,992
Baycom Corp.†	97	2,179
BCB Bancorp, Inc.	125	1,640
Bridge Bancorp, Inc.	145	4,401
Bridgewater Bancshares, Inc.†	200	2,640
Bryn Mawr Bank Corp.	7,936	297,759
Business First Bancshares, Inc.	111	2,751
Byline Bancorp, Inc.	208	4,014
C&F Financial Corp.	29	1,451
Cadence BanCorp	1,122	17,537
Cambridge Bancorp	38	2,743
Camden National Corp.	134	6,333
Capital Bancorp, Inc.†	71	967
Capital City Bank Group, Inc.	120	3,422
Capstar Financial Holdings, Inc.	131	1,961
Carolina Financial Corp.	209	8,015
Carter Bank & Trust†	202	3,998
Cathay General Bancorp	685	24,701
CenterState Bank Corp.	1,077	24,297
Central Pacific Financial Corp.	249	6,905
Central Valley Community Bancorp	101	1,898
Century Bancorp, Inc., Class A	25	2,150
Chemung Financial Corp.	31	1,230
Citizens & Northern Corp.	107	2,736
City Holding Co.	142	10,747
Civista Bancshares, Inc.	137	3,015
CNB Financial Corp.	130	3,843
Coastal Financial Corp.†	69	1,228
Codorus Valley Bancorp, Inc.	84	1,831
Colony Bankcorp, Inc.	67	1,028
Columbia Banking System, Inc.	644	24,923
Community Bank System, Inc.	455	30,153
Community Financial Corp.	44	1,496
Community Trust Bancorp, Inc.	138	6,037
ConnectOne Bancorp, Inc.	304	7,177
CrossFirst Bankshares, Inc.†	60	819
Customers Bancorp, Inc.†	254	5,431
CVB Financial Corp.	1,192	24,758
Eagle Bancorp, Inc.	293	12,804
Enterprise Bancorp, Inc.	80	2,482
Enterprise Financial Services Corp.	217	9,442
Equity Bancshares, Inc., Class A†	132	3,546
Esquire Financial Holdings, Inc.†	56	1,274
Evans Bancorp, Inc.	43	1,679
Farmers & Merchants Bancorp, Inc.	90	2,646
Farmers National Banc Corp.	229	3,623
FB Financial Corp.	152	5,419
Fidelity D&D Bancorp, Inc.	25	1,421
Financial Institutions, Inc.	138	4,252
First Bancorp	262	9,296
First Bancorp, Inc.	92	2,602
First BanCorp./Puerto Rico	1,917	17,771
First Bancshares, Inc.	148	5,094
First Bank	148	1,584
First Busey Corp.	459	11,704
First Business Financial Services, Inc.	74	1,863
First Choice Bancorp	90	2,191
First Commonwealth Financial Corp.	874	11,816
First Community Bankshares, Inc.	135	3,957
First Financial Bancorp	870	20,915
First Financial Bankshares, Inc.	1,162	38,950
First Financial Corp.	117	4,882
First Foundation, Inc.	349	5,758
First Guaranty Bancshares, Inc.	46	828
First Internet Bancorp	84	2,227
First Interstate BancSystem, Inc., Class A	338	13,013
First Merchants Corp.	488	19,398
First Mid Bancshares, Inc.	130	4,257
First Midwest Bancorp, Inc.	952	18,983
First Northwest Bancorp	79	1,247
First of Long Island Corp.	208	4,588
FNCB Bancorp, Inc.	153	1,201
Franklin Financial Network, Inc.	118	4,351
Franklin Financial Services Corp.	37	1,351

Fulton Financial Corp.	1,433	23,601
FVCBankcorp, Inc.†	108	1,723
German American Bancorp, Inc.	221	7,556
Glacier Bancorp, Inc.	776	32,879
Great Southern Bancorp, Inc.	99	5,634
Great Western Bancorp, Inc.	505	14,923
Guaranty Bancshares, Inc.	72	2,203
Hancock Whitney Corp.	775	30,798
Hanmi Financial Corp.	270	4,541
HarborOne Bancorp, Inc.†	234	2,553
Hawthorn Bancshares, Inc.	51	1,160
HBT Financial, Inc.†	81	1,566
Heartland Financial USA, Inc.	310	15,162
Heritage Commerce Corp.	489	5,672
Heritage Financial Corp.	328	8,456
Hilltop Holdings, Inc.	625	14,150
Home BancShares, Inc.	1,386	26,500
HomeStreet, Inc.	200	6,422
Hope Bancorp, Inc.	1,078	14,990
Horizon Bancorp	333	5,634
Howard Bancorp, Inc.†	115	1,942
IBERIABANK Corp.	467	33,956
Independent Bank Corp./Massachusetts	296	21,371
Independent Bank Corp./Michigan	193	4,126
International Bancshares Corp.	497	19,582
Investar Holding Corp.	82	1,813
Kearny Financial Corp.	707	8,731
Lakeland Bancorp, Inc.	435	7,064
Lakeland Financial Corp.	220	10,437
LCNB Corp.	108	1,790
Level One Bancorp, Inc.	46	1,144
Live Oak Bancshares, Inc.	233	4,073
Luther Burbank Corp.	179	1,845
Macatawa Bank Corp.	232	2,448
Mackinac Financial Corp.	82	1,240
MainStreet Bancshares, Inc.†	63	1,386
Mercantile Bank Corp.	143	4,686
Merchants Bancorp	77	1,515
Meta Financial Group, Inc.	316	11,762
Metrocity Bankshares, Inc.	142	2,282
Metropolitan Bank Holding Corp.†	63	3,096
Mid Penn Bancorp, Inc.	61	1,464
Midland States Bancorp, Inc.	196	5,178
MidWestOne Financial Group, Inc.	106	3,428
MVB Financial Corp.	85	1,698
National Bankshares, Inc.	56	2,287
NBT Bancorp, Inc.	381	14,398
Nicolet Bankshares, Inc.†	83	5,864
Northeast Bank	74	1,485
Northrim BanCorp, Inc.	57	2,145
Norwood Financial Corp.	52	1,768
Oak Valley Bancorp	61	1,128
OFG Bancorp	452	8,909
Ohio Valley Banc Corp.	37	1,223
Old National Bancorp	1,510	27,044
Old Second Bancorp, Inc.	259	3,182
OP Bancorp	118	1,179
Opus Bank	195	5,194
Origin Bancorp, Inc.	170	5,991
Orrstown Financial Services, Inc.	91	1,875
Pacific Mercantile Bancorp†	174	1,206
Park National Corp.	118	11,206
PCB Bancorp	8,441	128,388
PCSB Financial Corp.	144	2,863
Peapack Gladstone Financial Corp.	166	4,852
Penns Woods Bancorp, Inc.	61	1,925
People’s Utah Bancorp	140	3,651
Peoples Bancorp of North Carolina, Inc.	41	1,121
Peoples Bancorp, Inc.	161	5,239
Peoples Financial Services Corp.	61	2,827
Pioneer Bancorp, Inc.†	99	1,453
Preferred Bank	5,683	341,605
Premier Financial Bancorp, Inc.	117	1,989
Provident Bancorp, Inc.†	77	909
QCR Holdings, Inc.	131	5,384
RBB Bancorp	145	2,854
Red River Bancshares, Inc.†	44	2,330
Reliant Bancorp, Inc.	91	1,935
Renasant Corp.	497	15,869
Republic Bancorp, Inc., Class A	86	3,603
Republic First Bancorp, Inc.†	390	1,244
Richmond Mutual Bancorp., Inc.†	118	1,795
S&T Bancorp, Inc.	340	12,781
Sandy Spring Bancorp, Inc.	314	10,927
SB One Bancorp	73	1,745
Seacoast Banking Corp. of Florida†	451	12,245
Select Bancorp, Inc.†	140	1,624
ServisFirst Bancshares, Inc.	425	15,619
Shore Bancshares, Inc.	113	1,836
Sierra Bancorp	127	3,401
Silvergate Capital Corp., Class A†	29	458
Simmons First National Corp., Class A	852	20,431
SmartFinancial, Inc.	114	2,465
South Plains Financial, Inc.	91	1,979
South State Corp.	299	22,607
Southern First Bancshares, Inc.†	63	2,460
Southern National Bancorp of Virginia, Inc.	176	2,733
Southside Bancshares, Inc.	286	10,033
Spirit of Texas Bancshares, Inc.†	123	2,552
Sterling Bancorp, Inc.	148	1,085
Stock Yards Bancorp, Inc.	181	7,012
Summit Financial Group, Inc.	97	2,381
Tompkins Financial Corp.	129	11,106
Towne Bank	595	15,797
TriCo Bancshares	239	8,700
TriState Capital Holdings, Inc.†	218	5,012
Triumph Bancorp, Inc.†	209	8,147
TrustCo Bank Corp.	849	6,733
Trustmark Corp.	575	18,388
UMB Financial Corp.	396	26,318
United Bankshares, Inc.	872	29,910
United Community Banks, Inc.	704	19,656
United Security Bancshares	120	1,169
Unity Bancorp, Inc.	7,803	171,042
Univest Financial Corp.	257	6,384
Valley National Bancorp	3,462	36,455
Veritex Holdings, Inc.	449	12,716

Washington Trust Bancorp, Inc.	135	6,390
WesBanco, Inc.	579	19,176
West Bancorporation, Inc.	143	3,273
Westamerica Bancorporation	233	14,763
Western New England Bancorp, Inc.	213	1,913

		2,674,966

Banks-Fiduciary - 0.0%
Parke Bancorp, Inc.	81	1,743
Union Bankshares, Inc.	35	1,177

		2,920

Banks-Mortgage - 0.1%
Flagstar Bancorp, Inc.	310	10,925
Walker & Dunlop, Inc.	247	16,393

		27,318

Banks-Super Regional - 0.1%
Independent Bank Group, Inc.	318	17,019
National Bank Holdings Corp., Class A	264	8,607

		25,626

Batteries/Battery Systems - 0.1%
EnerSys	381	27,417

Beverages-Non-alcoholic - 0.1%
Celsius Holdings, Inc.†	257	1,388
Coca-Cola Consolidated, Inc.	42	11,374
National Beverage Corp.†	106	4,548
New Age Beverages Corp.†	669	1,164
Primo Water Corp.†	313	4,717

		23,191

Beverages-Wine/Spirits - 0.0%
MGP Ingredients, Inc.	116	3,951

Brewery - 0.1%
Boston Beer Co., Inc., Class A†	75	26,728
Craft Brew Alliance, Inc.†	104	1,706

		28,434

Broadcast Services/Program - 0.0%
Hemisphere Media Group, Inc.†	156	2,097
MSG Networks, Inc., Class A†	383	5,825

		7,922

Building & Construction Products-Misc. - 0.5%
American Woodmark Corp.†	151	16,557
Armstrong Flooring, Inc.†	158	559
Builders FirstSource, Inc.†	1,018	25,241
Caesarstone, Ltd.	202	2,642
Forterra, Inc.†	166	2,150
Gibraltar Industries, Inc.†	288	15,702
Louisiana-Pacific Corp.	1,055	32,368
Patrick Industries, Inc.	202	10,480
Select Interior Concepts, Inc., Class A†	185	1,528
Simpson Manufacturing Co., Inc.	400	33,068
Summit Materials, Inc., Class A†	1,005	22,080
Trex Co., Inc.†	525	51,576

		213,951

Building & Construction-Misc. - 0.3%
Comfort Systems USA, Inc.	325	15,080
Concrete Pumping Holdings, Inc.†	143	729
EMCOR Group, Inc.	499	41,003
IES Holdings, Inc.†	74	1,851
MYR Group, Inc.†	143	4,107
NV5 Global, Inc.†	93	5,776
TopBuild Corp.†	299	34,238
WillScot Corp.†	461	8,690

		111,474

Building Products-Air & Heating - 0.0%
AAON, Inc.	367	19,245

Building Products-Cement - 0.0%
Continental Building Products, Inc.†	311	11,504
US Concrete, Inc.†	143	5,089

		16,593

Building Products-Doors & Windows - 0.1%
Apogee Enterprises, Inc.	233	7,414
Cornerstone Building Brands, Inc.†	411	3,526
Griffon Corp.	326	6,778
JELD-WEN Holding, Inc.†	604	14,424
Masonite International Corp.†	220	16,524
PGT Innovations, Inc.†	506	7,843

		56,509

Building Products-Wood - 0.1%
Boise Cascade Co.	347	12,561
Universal Forest Products, Inc.	531	25,435

		37,996

Building-Heavy Construction - 1.2%
Aegion Corp.†	272	5,685
Arcosa, Inc.	435	19,031
Construction Partners, Inc., Class A†	10,319	173,153
Dycom Industries, Inc.†	271	10,954
Granite Construction, Inc.	418	11,340
Great Lakes Dredge & Dock Corp.†	23,054	241,375
MasTec, Inc.†	536	30,954
Primoris Services Corp.	396	8,447
Sterling Construction Co., Inc.†	233	3,070
Tutor Perini Corp.†	356	4,008

		508,017

Building-Maintenance & Services - 0.1%
ABM Industries, Inc.	594	22,655
BrightView Holdings, Inc.†	279	4,408

		27,063

Building-Mobile Home/Manufactured Housing - 0.2%
Cavco Industries, Inc.†	77	17,250
LCI Industries	218	23,537
Skyline Champion Corp.†	450	12,938
Winnebago Industries, Inc.	278	15,223

		68,948

Building-Residential/Commercial - 1.1%
Beazer Homes USA, Inc.†	256	3,520
Century Communities, Inc.†	9,803	290,855
Forestar Group, Inc.†	107	2,169
Green Brick Partners, Inc.†	218	2,527
Installed Building Products, Inc.†	203	15,048
KB Home	766	28,763

LGI Homes, Inc.†	179	14,274
M/I Homes, Inc.†	243	10,787
MDC Holdings, Inc.	451	19,005
Meritage Homes Corp.†	324	22,991
Taylor Morrison Home Corp., Class A†	940	24,327
TRI Pointe Group, Inc.†	1,236	20,097
William Lyon Homes, Class A†	284	6,586

		460,949

Cable/Satellite TV - 0.1%
Liberty Latin America, Ltd., Class A†	413	6,889
Liberty Latin America, Ltd., Class C†	1,016	17,119
WideOpenWest, Inc.†	220	1,485

		25,493

Casino Hotels - 0.1%
Boyd Gaming Corp.	720	21,492
Century Casinos, Inc.†	243	2,024

		23,516

Casino Services - 0.7%
Eldorado Resorts, Inc.†	589	35,210
Everi Holdings, Inc.†	19,591	244,888
Scientific Games Corp.†	498	12,370

		292,468

Chemicals-Diversified - 0.2%
Aceto Chemicals, Inc.†(1)	1	0
AdvanSix, Inc.†	249	4,661
Codexis, Inc.†	472	7,401
Innophos Holdings, Inc.	175	5,593
Innospec, Inc.	218	21,959
Koppers Holdings, Inc.†	168	5,272
Orion Engineered Carbons SA	538	8,447
Quaker Chemical Corp.	118	19,590

		72,923

Chemicals-Fibers - 0.0%
Rayonier Advanced Materials, Inc.	436	1,343

Chemicals-Other - 0.0%
American Vanguard Corp.	257	4,801

Chemicals-Plastics - 0.1%
A. Schulman, Inc. CVR†(1)	318	61
PolyOne Corp.	685	22,728

		22,789

Chemicals-Specialty - 0.6%
Amyris, Inc.†	533	1,364
Balchem Corp.	288	31,110
Ferro Corp.†	729	9,973
Flexible Solutions International, Inc.	30,366	66,805
GCP Applied Technologies, Inc.†	483	10,732
H.B. Fuller Co.	455	21,026
Hawkins, Inc.	87	3,635
Ingevity Corp.†	376	24,523
Kraton Corp.†	280	4,606
Minerals Technologies, Inc.	311	16,834
Oil-Dri Corp. of America	47	1,664
OMNOVA Solutions, Inc.†	392	3,963
PQ Group Holdings, Inc.†	338	5,175
Rogers Corp.†	166	19,547
Sensient Technologies Corp.	379	22,645
Stepan Co.	182	17,954
Tronox Holdings PLC, Class A	816	6,903
Valhi, Inc.	258	428

		268,887

Circuit Boards - 0.0%
TTM Technologies, Inc.†	885	12,735

Coal - 0.1%
Advanced Emissions Solutions, Inc.	147	1,674
Arch Coal, Inc., Class A	134	6,905
CONSOL Energy, Inc.†	231	1,878
Hallador Energy Co.	181	300
NACCO Industries, Inc., Class A	33	1,556
Peabody Energy Corp.	572	3,867
Ramaco Resources, Inc.†	73	224
SunCoke Energy, Inc.	652	3,834
Warrior Met Coal, Inc.	462	8,713

		28,951

Coatings/Paint - 0.0%
Kronos Worldwide, Inc.	203	2,201

Coffee - 0.0%
Farmer Brothers Co.†	94	1,126
Youngevity International, Inc.†	77	120

		1,246

Commercial Services - 1.0%
Acacia Research Corp.†	440	1,100
Care.com, Inc.†	196	2,934
Collectors Universe, Inc.	81	1,989
Emerald Expositions Events, Inc.	220	2,295
Forrester Research, Inc.†	96	3,971
Harsco Corp.†	696	10,370
Healthcare Services Group, Inc.	665	17,024
HMS Holdings Corp.†	784	21,419
LiveRamp Holdings, Inc.†	599	24,104
Medifast, Inc.	99	9,566
National Research Corp.	107	7,241
Progyny, Inc.†	104	2,891
SP Plus Corp.†	7,947	332,264
Team, Inc.†	266	3,618
WW International, Inc.†	417	13,753

		454,539

Commercial Services-Finance - 0.2%
Cardtronics PLC, Class A†	329	14,805
Cass Information Systems, Inc.	126	6,806
CBIZ, Inc.†	458	12,366
EVERTEC, Inc.	542	18,195
Evo Payments, Inc., Class A†	317	8,784
Green Dot Corp., Class A†	432	12,995
PRGX Global, Inc.†	182	721
Priority Technology Holdings, Inc.†	58	173

		74,845

Communications Software - 0.0%
Avaya Holdings Corp.†	991	12,655

Pareteum Corp.†	1,150	766

		13,421

Computer Aided Design - 0.0%
Altair Engineering, Inc., Class A†	357	13,191

Computer Data Security - 0.2%
ForeScout Technologies, Inc.†	378	10,777
OneSpan, Inc.†	293	4,870
Ping Identity Holding Corp.†	123	2,983
Qualys, Inc.†	301	25,808
Rapid7, Inc.†	440	26,127
SecureWorks Corp., Class A†	73	1,148
Tenable Holdings, Inc.†	337	9,183
Varonis Systems, Inc.†	265	22,170

		103,066

Computer Services - 0.5%
Conduent, Inc.†	1,546	6,617
ExlService Holdings, Inc.†	299	21,860
Insight Enterprises, Inc.†	312	20,551
MAXIMUS, Inc.	568	40,754
Parsons Corp.†	171	6,994
Perspecta, Inc.	1,250	35,088
Rimini Street, Inc.†	181	905
Science Applications International Corp.	517	45,377
StarTek, Inc.†	148	1,129
Sykes Enterprises, Inc.†	342	11,488
TTEC Holdings, Inc.	128	5,084
Unisys Corp.†	455	4,418
Virtusa Corp.†	256	10,660

		210,925

Computer Software - 1.1%
Avid Technology, Inc.†	34,352	288,729
Bandwidth, Inc., Class A†	143	10,147
Box, Inc., Class A†	1,279	19,223
Cloudera, Inc.†	2,150	22,124
Cornerstone OnDemand, Inc.†	509	29,929
Envestnet, Inc.†	431	33,993
j2 Global, Inc.	417	39,974
Simulations Plus, Inc.	106	3,453
TiVo Corp.	1,111	8,088
Yext, Inc.†	844	12,609
Zuora, Inc., Class A†	790	11,653

		479,922

Computers - 0.0%
Inspired Entertainment, Inc.†	79	463

Computers-Integrated Systems - 1.0%
Agilysys, Inc.†	11,659	378,918
Cubic Corp.	280	18,281
Diebold Nixdorf, Inc.†	686	7,896
MTS Systems Corp.	160	8,110
NetScout Systems, Inc.†	642	16,506
PAR Technology Corp.†	104	3,539

		433,250

Computers-Other - 0.2%
3D Systems Corp.†	1,028	11,195
Lumentum Holdings, Inc.†	691	52,357
PlayAGS, Inc.†	238	2,446
Stratasys, Ltd.†	459	8,253

		74,251

Computers-Periphery Equipment - 0.0%
Mitek Systems, Inc.†	334	3,260

Computers-Voice Recognition - 0.0%
Vocera Communications, Inc.†	278	6,124

Consulting Services - 1.6%
CRA International, Inc.	68	3,623
Franklin Covey Co.†	87	2,767
FTI Consulting, Inc.†	332	39,860
GP Strategies Corp.†	114	1,517
Hackett Group, Inc.	17,098	264,249
Huron Consulting Group, Inc.†	200	12,962
ICF International, Inc.	162	14,189
Information Services Group, Inc.†	318	859
Kelly Services, Inc., Class A	296	5,257
R1 RCM, Inc.†	27,342	341,775
Vectrus, Inc.†	101	5,631

		692,689

Consumer Products-Misc. - 0.2%
Central Garden & Pet Co.†	93	2,995
Central Garden & Pet Co., Class A†	375	11,235
Helen of Troy, Ltd.†	224	42,347
Quanex Building Products Corp.	294	5,210
WD-40 Co.	123	22,979

		84,766

Containers-Metal/Glass - 0.0%
Greif, Inc., Class A	231	9,337
Greif, Inc., Class B	54	2,560

		11,897

Containers-Paper/Plastic - 0.7%
Matthews International Corp., Class A	275	10,263
UFP Technologies, Inc.†	6,173	287,847

		298,110

Cosmetics & Toiletries - 0.1%
e.l.f. Beauty, Inc.†	234	3,669
Edgewell Personal Care Co.†	483	12,471
Inter Parfums, Inc.	157	10,850
Revlon, Inc., Class A†	62	1,325

		28,315

Cruise Lines - 0.0%
Lindblad Expeditions Holdings, Inc.†	205	3,380

Data Processing/Management - 0.1%
Bottomline Technologies, Inc.†	387	20,743
CommVault Systems, Inc.†	366	16,478
CSG Systems International, Inc.	293	14,597

		51,818

Dental Supplies & Equipment - 0.0%
Patterson Cos., Inc.	747	16,441

Diagnostic Equipment - 0.2%
Accelerate Diagnostics, Inc.†	243	4,083
BioTelemetry, Inc.†	296	14,480
GenMark Diagnostics, Inc.†	495	2,668

OPKO Health, Inc.†	3,444	4,994
Quanterix Corp.†	119	3,226
Repligen Corp.†	467	46,882

		76,333

Diagnostic Kits - 0.1%
Celcuity, Inc.†	53	585
Meridian Bioscience, Inc.	376	3,700
OraSure Technologies, Inc.†	549	3,870
Quidel Corp.†	317	24,346

		32,501

Dialysis Centers - 0.0%
American Renal Associates Holdings, Inc.†	164	1,489

Direct Marketing - 0.0%
Quotient Technology, Inc.†	670	6,747

Disposable Medical Products - 0.1%
BioLife Solutions, Inc.†	65	897
CONMED Corp.	243	24,708
Merit Medical Systems, Inc.†	479	17,445
Utah Medical Products, Inc.	31	2,854

		45,904

Distribution/Wholesale - 0.3%
Anixter International, Inc.†	272	26,547
BlueLinx Holdings, Inc.†	80	938
Core-Mark Holding Co., Inc.	405	9,493
EVI Industries, Inc.†	41	1,097
Fossil Group, Inc.†	417	2,806
G-III Apparel Group, Ltd.†	394	10,721
H&E Equipment Services, Inc.	285	7,726
ScanSource, Inc.†	227	7,920
SiteOne Landscape Supply, Inc.†	365	35,241
Systemax, Inc.	110	2,602
Titan Machinery, Inc.†	169	2,064
Triton International, Ltd.	483	18,137
Veritiv Corp.†	116	1,633

		126,925

Diversified Manufacturing Operations - 0.2%
Chase Corp.	66	6,070
Enerpac Tool Group Corp.†	491	11,347
EnPro Industries, Inc.	183	10,695
Fabrinet†	326	20,551
Federal Signal Corp.	533	17,141
LSB Industries, Inc.†	201	607
Lydall, Inc.†	152	3,107
NL Industries, Inc.†	75	252
Standex International Corp.	110	8,040

		77,810

Diversified Minerals - 0.0%
Covia Holdings Corp.†	371	594
Livent Corp.†	1,310	12,327
United States Lime & Minerals, Inc.	18	1,615

		14,536

Diversified Operations/Commercial Services - 0.0%
Viad Corp.	180	11,700

Drug Delivery Systems - 0.6%
Antares Pharma, Inc.†	1,444	5,299
Assertio Therapeutics, Inc.†	576	616
BioDelivery Sciences International, Inc.†	45,386	238,277
Heron Therapeutics, Inc.†	751	15,666
Revance Therapeutics, Inc.†	403	9,015
Senseonics Holdings, Inc.†	1,093	894

		269,767

E-Commerce/Products - 0.7%
1-800-flowers.com, Inc., Class A†	19,034	289,127
Lands’ End, Inc.†	94	1,095
Liquidity Services, Inc.†	244	1,298
Overstock.com, Inc.†	240	1,949
RealReal, Inc.†	156	2,257
Stitch Fix, Inc., Class A†	369	8,450

		304,176

E-Commerce/Services - 0.2%
Cargurus, Inc.†	669	23,850
Cars.com, Inc.†	599	6,990
ChannelAdvisor Corp.†	239	2,237
Eventbrite, Inc., Class A†	326	6,895
EverQuote, Inc., Class A†	79	2,899
Groupon, Inc.†	4,034	11,618
Leaf Group, Ltd.†	156	544
Shutterstock, Inc.†	170	7,366
Stamps.com, Inc.†	147	10,950
Travelzoo†	47	477
TrueCar, Inc.†	937	3,467
Upwork, Inc.†	513	4,709

		82,002

E-Marketing/Info - 0.1%
Cardlytics, Inc.†	128	10,742
comScore, Inc.†	437	1,726
QuinStreet, Inc.†	413	5,350
Rubicon Project, Inc.†	438	4,100

		21,918

E-Services/Consulting - 0.9%
Perficient, Inc.†	7,564	375,931

Educational Software - 0.0%
Instructure, Inc.†	308	15,043

Electric Products-Misc. - 0.6%
Graham Corp.	11,603	212,103
nLight, Inc.†	295	5,183
Novanta, Inc.†	301	27,310

		244,596

Electric-Distribution - 0.0%
Genie Energy, Ltd., Class B	127	918
Spark Energy, Inc., Class A	106	1,006
Unitil Corp.	131	8,082

		10,006

Electric-Generation - 0.1%
Atlantic Power Corp.†	954	2,280
Ormat Technologies, Inc.	355	28,137

		30,417

Electric-Integrated - 0.7%
ALLETE, Inc.	463	38,651

Ameresco, Inc., Class A†	201	3,857
Avista Corp.	594	30,205
Black Hills Corp.	545	45,251
El Paso Electric Co.	363	24,717
MGE Energy, Inc.	312	24,938
NorthWestern Corp.	453	34,868
Otter Tail Corp.	352	18,853
PNM Resources, Inc.	710	38,503
Portland General Electric Co.	802	49,323

		309,166

Electronic Components-Misc. - 0.7%
Advanced Energy Industries, Inc.†	340	23,780
Applied Optoelectronics, Inc.†	169	1,910
Atkore International Group, Inc.†	418	16,595
Bel Fuse, Inc., Class B	88	1,524
Benchmark Electronics, Inc.	330	10,157
Comtech Telecommunications Corp.	212	6,129
IntriCon Corp.†	73	1,243
Kimball Electronics, Inc.†	219	3,543
Knowles Corp.†	727	14,344
NVE Corp.	43	3,154
OSI Systems, Inc.†	151	13,067
Plexus Corp.†	258	18,349
Sanmina Corp.†	613	19,518
SMART Global Holdings, Inc.†	121	3,649
SMTC Corp.†	35,790	133,318
Transcat, Inc.†	62	1,897
Vishay Intertechnology, Inc.	1,185	24,044
Vishay Precision Group, Inc.†	93	3,212
ZAGG, Inc.†	251	1,898

		301,331

Electronic Components-Semiconductors - 0.9%
Adesto Technologies Corp.†	19,208	136,377
Alpha & Omega Semiconductor, Ltd.†	181	2,206
Ambarella, Inc.†	282	16,677
Amkor Technology, Inc.†	878	9,877
AVX Corp.	420	8,513
AXT, Inc.†	344	1,342
CEVA, Inc.†	193	5,279
CTS Corp.	291	8,529
Diodes, Inc.†	367	18,952
DSP Group, Inc.†	197	2,849
GSI Technology, Inc.†	142	1,152
Impinj, Inc.†	150	4,827
Inphi Corp.†	402	30,536
KEMET Corp.	508	13,228
Lattice Semiconductor Corp.†	1,127	20,962
MACOM Technology Solutions Holdings, Inc.†	410	11,652
Photronics, Inc.†	582	7,438
Rambus, Inc.†	986	15,648
Semtech Corp.†	589	28,384
Silicon Laboratories, Inc.†	384	37,751
Synaptics, Inc.†	301	20,074
Xperi Corp.	440	7,080

		409,333

Electronic Measurement Instruments - 1.3%
Badger Meter, Inc.	255	15,060
FARO Technologies, Inc.†	154	7,956
Fitbit, Inc., Class A†	2,007	13,086
Itron, Inc.†	306	25,015
Mesa Laboratories, Inc.	1,077	282,648
Stoneridge, Inc.†	8,351	232,659

		576,424

Electronic Parts Distribution - 0.1%
Tech Data Corp.†	318	45,773

Electronic Security Devices - 0.8%
Alarm.com Holdings, Inc.†	328	14,409
Napco Security Technologies, Inc.†	11,581	340,481
Wrap Technologies, Inc.†	73	487

		355,377

Electronics-Military - 0.1%
Mercury Systems, Inc.†	484	37,147

Energy-Alternate Sources - 0.3%
Clean Energy Fuels Corp.†	1,200	2,760
Enphase Energy, Inc.†	820	25,846
FutureFuel Corp.	231	2,532
Green Plains, Inc.	306	3,816
Pattern Energy Group, Inc., Class A	789	21,232
Plug Power, Inc.†	2,187	8,453
Renewable Energy Group, Inc.†	329	8,646
REX American Resources Corp.†	50	3,768
Sunnova Energy International, Inc.†	121	1,643
SunPower Corp.†	562	4,788
Sunrun, Inc.†	1,009	17,183
TerraForm Power, Inc., Class A	708	12,808
TPI Composites, Inc.†	258	5,353
Vivint Solar, Inc.†	394	3,215

		122,043

Engineering/R&D Services - 0.2%
Exponent, Inc.	462	33,620
Iteris, Inc.†	358	1,811
KBR, Inc.	1,265	34,408
Mistras Group, Inc.†	161	1,782
VSE Corp.	78	2,427

		74,048

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	368	1,351

Enterprise Software/Service - 1.6%
ACI Worldwide, Inc.†	1,028	35,415
American Software, Inc., Class A	18,997	283,625
Appian Corp.†	305	15,567
Benefitfocus, Inc.†	265	4,902
Blackbaud, Inc.	436	34,152
Blackline, Inc.†	386	23,612
Daily Journal Corp.†	11	3,025
Domo, Inc., Class B†	156	3,778
Donnelley Financial Solutions, Inc.†	279	2,528
eGain Corp.†	182	1,310
Everbridge, Inc.†	297	26,920
Evolent Health, Inc., Class A†	662	6,673
Exela Technologies, Inc.†	401	151
Intelligent Systems Corp.†	61	2,589

LivePerson, Inc.†	555	22,760
ManTech International Corp., Class A	239	19,187
MicroStrategy, Inc., Class A†	74	11,250
MobileIron, Inc.†	880	4,198
Omnicell, Inc.†	370	30,074
Phunware, Inc.†	276	246
Progress Software Corp.	397	17,917
PROS Holdings, Inc.†	293	17,580
QAD, Inc., Class A	103	5,299
SailPoint Technologies Holding, Inc.†	766	19,219
SPS Commerce, Inc.†	312	17,731
SVMK, Inc.†	776	13,696
Verint Systems, Inc.†	593	34,394
Workiva, Inc.†	328	14,921

		672,719

Entertainment Software - 0.0%
Glu Mobile, Inc.†	1,034	6,101

Environmental Consulting & Engineering - 0.1%
Tetra Tech, Inc.	488	41,773

Filtration/Separation Products - 0.1%
ESCO Technologies, Inc.	228	21,879

Finance-Commercial - 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	566	19,295
Marlin Business Services Corp.	77	1,517
MMA Capital Holdings, Inc.†	43	1,319
NewStar Financial, Inc. CVR†(1)	360	194
On Deck Capital, Inc.†	562	2,293

		24,618

Finance-Consumer Loans - 1.0%
Curo Group Holdings Corp.†	16,974	176,699
Elevate Credit, Inc.†	201	1,168
Encore Capital Group, Inc.†	276	9,370
Enova International, Inc.†	294	7,368
EZCORP, Inc., Class A†	455	2,830
International Money Express, Inc.†	18,520	195,941
LendingClub Corp.†	600	7,032
Nelnet, Inc., Class A	160	9,162
Ocwen Financial Corp.†	1,203	1,480
PRA Group, Inc.†	402	14,215
Regional Management Corp.†	77	2,121
World Acceptance Corp.†	49	4,237

		431,623

Finance-Credit Card - 0.7%
I3 Verticals, Inc., Class A†	9,627	310,856
Paysign, Inc.†	269	2,351

		313,207

Finance-Investment Banker/Broker - 0.6%
Cowen, Inc., Class A†	252	4,050
Diamond Hill Investment Group, Inc.	28	3,942
GAIN Capital Holdings, Inc.	172	672
Greenhill & Co., Inc.	10,576	165,620
Houlihan Lokey, Inc.	376	19,496
INTL. FCStone, Inc.†	143	6,815
Ladenburg Thalmann Financial Services, Inc.	1,061	3,703
Moelis & Co., Class A	424	15,264
Oppenheimer Holdings, Inc., Class A	85	2,342
Piper Jaffray Cos.	123	10,139
PJT Partners, Inc., Class A	202	9,296
Siebert Financial Corp.†	68	467

		241,806

Finance-Leasing Companies - 0.0%
Aircastle, Ltd.	467	14,986

Finance-Mortgage Loan/Banker - 0.6%
CBTX, Inc.	161	4,757
Federal Agricultural Mtg. Corp., Class C	81	6,180
Mr. Cooper Group, Inc.†	19,473	241,076
Oportun Financial Corp.†	65	1,368
PennyMac Financial Services, Inc.	223	7,520

		260,901

Finance-Other Services - 0.0%
Deluxe Corp.	377	18,171

Financial Guarantee Insurance - 0.2%
MBIA, Inc.†	672	6,088
NMI Holdings, Inc., Class A†	581	18,546
Radian Group, Inc.	1,808	44,278

		68,912

Firearms & Ammunition - 0.1%
American Outdoor Brands Corp.†	483	4,550
Axon Enterprise, Inc.†	521	40,018
Sturm Ruger & Co., Inc.	149	7,378

		51,946

Food-Baking - 0.0%
Hostess Brands, Inc.†	1,067	14,319

Food-Canned - 0.0%
Landec Corp.†	231	2,587
Seneca Foods Corp., Class A†	59	2,334

		4,921

Food-Confectionery - 0.0%
Tootsie Roll Industries, Inc.	145	4,946

Food-Meat Products - 0.0%
Nathan’s Famous, Inc.	26	1,716

Food-Misc./Diversified - 0.8%
B&G Foods, Inc.	567	9,106
BellRing Brands, Inc., Class A†	355	7,682
Bridgford Foods Corp.†	16	305
Cal-Maine Foods, Inc.	281	10,029
J&J Snack Foods Corp.	135	22,389
John B. Sanfilippo & Son, Inc.	2,967	250,118
Lancaster Colony Corp.	168	25,981
Simply Good Foods Co.†	737	16,929

		342,539

Food-Retail - 0.0%
Ingles Markets, Inc., Class A	126	5,253
Natural Grocers by Vitamin Cottage, Inc.	81	733
Village Super Market, Inc., Class A	74	1,647

Weis Markets, Inc.	85	3,119

		10,752

Food-Wholesale/Distribution - 1.6%
Calavo Growers, Inc.	3,903	299,009
Chefs’ Warehouse, Inc.†	8,635	314,314
Fresh Del Monte Produce, Inc.	274	8,598
HF Foods Group, Inc.†	68	1,183
Performance Food Group Co.†	919	47,595
SpartanNash Co.	320	3,898
United Natural Foods, Inc.†	476	3,427

		678,024

Footwear & Related Apparel - 0.2%
Crocs, Inc.†	617	23,390
Rocky Brands, Inc.	62	1,683
Steven Madden, Ltd.	750	28,920
Weyco Group, Inc.	55	1,246
Wolverine World Wide, Inc.	711	22,446

		77,685

Funeral Services & Related Items - 0.0%
Carriage Services, Inc.	146	3,456

Gambling (Non-Hotel) - 0.8%
Golden Entertainment, Inc.†	153	2,626
Monarch Casino & Resort, Inc.†	5,799	311,290
Red Rock Resorts, Inc., Class A	624	15,294
Twin River Worldwide Holdings, Inc.	156	4,157

		333,367

Gas-Distribution - 0.5%
Chesapeake Utilities Corp.	143	13,758
New Jersey Resources Corp.	793	32,767
Northwest Natural Holding Co.	270	19,813
ONE Gas, Inc.	467	44,131
RGC Resources, Inc.	68	1,722
South Jersey Industries, Inc.	828	25,502
Southwest Gas Holdings, Inc.	485	36,622
Spire, Inc.	444	37,438

		211,753

Gold Mining - 0.1%
Gold Resource Corp.	542	2,981
Novagold Resources, Inc.†	2,067	18,851

		21,832

Golf - 0.1%
Acushnet Holdings Corp.	314	9,724
Callaway Golf Co.	835	17,886
Drive Shack, Inc.†	540	2,041

		29,651

Hazardous Waste Disposal - 0.6%
Heritage-Crystal Clean, Inc.†	8,565	242,818
US Ecology, Inc.	216	11,666

		254,484

Health Care Cost Containment - 0.1%
CorVel Corp.†	79	7,234
HealthEquity, Inc.†	618	40,825

		48,059

Healthcare Safety Devices - 0.1%
Tandem Diabetes Care, Inc.†	501	38,096

Home Furnishings - 0.1%
Ethan Allen Interiors, Inc.	215	3,472
Flexsteel Industries, Inc.	67	1,099
Hooker Furniture Corp.	104	2,563
Purple Innovation, Inc.†	69	867
Sleep Number Corp.†	249	12,846

		20,847

Hotels/Motels - 0.0%
BBX Capital Corp.	574	2,227
Bluegreen Vacations Corp.	64	588
Marcus Corp.	200	5,830
Red Lion Hotels Corp.†	216	596
St. Joe Co.†	298	6,261
Target Hospitality Corp.†	290	1,586

		17,088

Housewares - 0.0%
Lifetime Brands, Inc.	106	718
Tupperware Brands Corp.	436	2,729

		3,447

Human Resources - 2.4%
AMN Healthcare Services, Inc.†	411	27,693
ASGN, Inc.†	456	30,867
Barrett Business Services, Inc.	65	5,384
BG Staffing, Inc.	19,298	388,276
Cross Country Healthcare, Inc.†	319	3,158
Heidrick & Struggles International, Inc.	168	4,775
Insperity, Inc.	336	29,356
Kforce, Inc.	7,626	282,543
Korn Ferry	504	20,654
Resources Connection, Inc.	273	4,156
TriNet Group, Inc.†	399	22,767
TrueBlue, Inc.†	345	7,559
Willdan Group, Inc.†	6,987	231,479

		1,058,667

Identification Systems - 0.1%
Brady Corp., Class A	427	23,643
Digimarc Corp.†	105	3,288

		26,931

Independent Power Producers - 0.0%
Clearway Energy, Inc., Class A	311	6,434
Clearway Energy, Inc., Class C	658	13,930

		20,364

Industrial Audio & Video Products - 0.3%
Akoustis Technologies, Inc.†	227	1,668
GoPro, Inc., Class A†	1,140	4,492
Turtle Beach Corp.†	17,911	144,363

		150,523

Industrial Automated/Robotic - 0.5%
Ichor Holdings, Ltd.†	6,720	224,381

Instruments-Controls - 0.1%
Allied Motion Technologies, Inc.	63	2,888
Watts Water Technologies, Inc., Class A	246	24,529

		27,417

Instruments-Scientific - 0.3%
Fluidigm Corp.†	30,879	118,575

Insurance Brokers - 0.1%
BRP Group, Inc., Class A†	134	2,021
Crawford & Co., Class A	145	1,267
eHealth, Inc.†	204	21,453
Goosehead Insurance, Inc., Class A	102	5,322

		30,063

Insurance-Life/Health - 0.2%
American Equity Investment Life Holding Co.	805	21,260
CNO Financial Group, Inc.	1,352	23,782
FBL Financial Group, Inc., Class A	86	4,625
FGL Holdings	1,302	12,564
GWG Holdings, Inc.†	17	149
Health Insurance Innovations, Inc., Class A†	87	1,999
Independence Holding Co.	44	1,782
National Western Life Group, Inc., Class A	20	5,320
Trupanion, Inc.†	257	8,203

		79,684

Insurance-Multi-line - 0.1%
Citizens, Inc.†	442	2,678
Genworth Financial, Inc., Class A†	4,520	18,532
Horace Mann Educators Corp.	369	15,871

		37,081

Insurance-Property/Casualty - 1.1%
Ambac Financial Group, Inc.†	404	8,658
AMERISAFE, Inc.	170	11,631
Donegal Group, Inc., Class A	93	1,297
Employers Holdings, Inc.	282	12,027
Enstar Group, Ltd.†	103	20,115
FedNat Holding Co.	103	1,600
Hallmark Financial Services, Inc.†	117	2,012
HCI Group, Inc.	55	2,435
Heritage Insurance Holdings, Inc.	234	2,822
Investors Title Co.	13	2,051
James River Group Holdings, Ltd.	265	11,379
Kinsale Capital Group, Inc.	182	20,788
National General Holdings Corp.	605	13,171
NI Holdings, Inc.†	85	1,305
Palomar Holdings, Inc.†	112	5,986
ProAssurance Corp.	476	14,456
ProSight Global, Inc.†	14,867	215,126
Protective Insurance Corp., Class B	81	1,263
RLI Corp.	356	33,112
Safety Insurance Group, Inc.	131	12,062
Selective Insurance Group, Inc.	523	34,649
State Auto Financial Corp.	154	4,637
Stewart Information Services Corp.	209	8,726
Tiptree, Inc.	222	1,521
United Fire Group, Inc.	189	8,365
United Insurance Holdings Corp.	184	1,866
Universal Insurance Holdings, Inc.	266	6,474
Watford Holdings, Ltd.†	170	3,715

		463,249

Insurance-Reinsurance - 0.2%
Argo Group International Holdings, Ltd.	292	19,155
Essent Group, Ltd.	860	42,665
Global Indemnity, Ltd.	74	2,333
Greenlight Capital Re, Ltd., Class A†	260	2,421
Third Point Reinsurance, Ltd.†	660	7,187

		73,761

Internet Application Software - 0.0%
Tucows, Inc., Class A†	84	5,061
VirnetX Holding Corp.†	548	2,082

		7,143

Internet Connectivity Services - 0.6%
Boingo Wireless, Inc.†	388	4,361
Cogent Communications Holdings, Inc.	379	26,882
PC-Tel, Inc.	28,355	228,258

		259,501

Internet Content-Entertainment - 0.0%
Limelight Networks, Inc.†	1,012	5,050

Internet Content-Information/News - 1.2%
DHI Group, Inc.†	447	1,252
HealthStream, Inc.†	10,849	277,192
LiveXLive Media, Inc.†	292	409
OptimizeRx Corp.†	18,336	202,613
TechTarget, Inc.†	206	5,230
Yelp, Inc.†	612	19,951

		506,647

Internet Security - 0.7%
Zix Corp.†	43,888	296,244

Internet Telephone - 0.0%
8x8, Inc.†	837	15,585

Investment Companies - 0.0%
Altus Midstream Co., Class A†	450	936
Ellington Financial, Inc.	273	4,988
Medallion Financial Corp.†	184	1,268
PDL Community Bancorp†	75	1,057
Rafael Holdings, Inc., Class B†	94	1,902

		10,151

Investment Management/Advisor Services - 1.0%
Altisource Portfolio Solutions SA†	50	930
Ares Management Corp., Class A	639	23,042
Artisan Partners Asset Management, Inc., Class A	447	14,930
AssetMark Financial Holdings, Inc.†	123	3,608
Associated Capital Group, Inc., Class A	18	752
B. Riley Financial, Inc.	183	4,908
Blucora, Inc.†	434	9,787
Boston Private Financial Holdings, Inc.	741	8,447
BrightSphere Investment Group, Inc.	587	5,406
Cohen & Steers, Inc.	204	15,092
Columbia Financial, Inc.†	466	7,815

Federated Hermes, Inc.	861	31,194
Focus Financial Partners, Inc. Class A†	274	7,740
GAMCO Investors, Inc., Class A	46	761
Hamilton Lane, Inc., Class A	197	12,795
Pzena Investment Management, Inc., Class A	157	1,286
Sculptor Capital Management, Inc.†	151	3,464
Silvercrest Asset Management Group, Inc., Class A	19,306	229,355
Stifel Financial Corp.	593	38,361
Virtus Investment Partners, Inc.	58	7,136
Waddell & Reed Financial, Inc., Class A	620	9,908
Westwood Holdings Group, Inc.	72	2,022
WisdomTree Investments, Inc.	1,190	5,010

		443,749

Lasers-System/Components - 0.1%
II-VI, Inc.†	798	26,853

Leisure Products - 0.0%
Escalade, Inc.	94	827
Johnson Outdoors, Inc., Class A	44	3,459

		4,286

Lighting Products & Systems - 0.4%
Orion Energy Systems ,Inc.†	35,345	173,897

Linen Supply & Related Items - 0.1%
UniFirst Corp.	135	27,531

Machine Tools & Related Products - 0.1%
Hurco Cos., Inc.	56	1,753
Kennametal, Inc.	733	22,935
Luxfer Holdings PLC	245	3,908

		28,596

Machinery-Construction & Mining - 0.1%
Astec Industries, Inc.	199	8,207
Hyster-Yale Materials Handling, Inc.	91	4,913
Manitowoc Co, Inc.†	313	4,523
Terex Corp.	566	14,348

		31,991

Machinery-Electrical - 0.1%
Argan, Inc.	131	5,517
Bloom Energy Corp. Class A†	492	3,877
Franklin Electric Co., Inc.	413	23,826
SPX Corp.†	390	19,137

		52,357

Machinery-Farming - 0.0%
Alamo Group, Inc.	87	10,837
Lindsay Corp.	96	9,603

		20,440

Machinery-General Industrial - 0.3%
Albany International Corp., Class A	273	19,047
Altra Industrial Motion Corp.	575	19,124
Applied Industrial Technologies, Inc.	343	22,148
Chart Industries, Inc.†	322	20,602
DXP Enterprises, Inc.†	145	5,027
Gencor Industries, Inc.†	81	908
Kadant, Inc.	98	10,447
Tennant Co.	161	12,432
Twin Disc, Inc.†	93	907
Welbilt, Inc.†	1,160	17,504

		128,146

Machinery-Material Handling - 0.0%
Columbus McKinnon Corp.	206	7,208

Machinery-Pumps - 0.1%
Cactus, Inc., Class A	420	12,105
CSW Industrials, Inc.	132	10,016
Gorman-Rupp Co.	157	5,795
Mueller Water Products, Inc., Class A	1,402	16,333
NN, Inc.	375	3,236
SPX FLOW, Inc.†	374	16,359

		63,844

Marine Services - 0.0%
SEACOR Marine Holdings, Inc.†	176	1,837

Medical Imaging Systems - 0.0%
Lantheus Holdings, Inc.†	344	6,023

Medical Information Systems - 0.9%
Allscripts Healthcare Solutions, Inc.†	1,445	12,398
Castlight Health, Inc., Class B†	910	1,128
Computer Programs & Systems, Inc.	114	2,964
Health Catalyst, Inc.†	73	2,384
Inovalon Holdings, Inc., Class A†	650	13,169
MTBC, Inc.†	42,231	204,820
NextGen Healthcare, Inc.†	489	6,778
Phreesia, Inc.†	89	2,759
Tabula Rasa HealthCare, Inc.†	2,726	158,299

		404,699

Medical Instruments - 0.2%
AngioDynamics, Inc.†	330	4,544
Apyx Medical Corp.†	297	2,254
LivaNova PLC†	433	29,431
Misonix, Inc.†	71	1,185
Natus Medical, Inc.†	301	9,418
NuVasive, Inc.†	464	35,784
Silk Road Medical, Inc.†	143	6,655
TransEnterix, Inc.†	157	214

		89,485

Medical Labs & Testing Services - 1.0%
Avalon GloboCare Corp.†	193	342
Cellular Biomedicine Group, Inc.†	108	1,841
Fulgent Genetics, Inc.†	21,656	289,757
Invitae Corp.†	774	14,435
Medpace Holdings, Inc.†	246	21,045
Natera, Inc.†	556	19,466
Neuronetics, Inc.†	119	432
Personalis, Inc.†	80	874
SI-BONE, Inc.†	146	3,082
Syneos Health, Inc.†	556	34,116
Teladoc Health, Inc.†	645	65,603
Vapotherm, Inc.†	134	1,400

		452,393

Medical Laser Systems - 0.0%
Cutera, Inc.†	125	3,523

Medical Products - 3.9%
Accuray, Inc.†	785	3,054
Alphatec Holdings, Inc.†	349	2,429
AtriCure, Inc.†	340	13,226
Atrion Corp.	13	9,349
Avanos Medical, Inc.†	422	11,622
AxoGen, Inc.†	303	3,745
Axonics Modulation Technologies, Inc.†	140	4,064
BioSig Technologies, Inc.†	142	693
Cardiovascular Systems, Inc.†	308	13,980
Castle Biosciences, Inc.†	8,624	265,964
Cerus Corp.†	1,254	5,029
Conformis, Inc.†	578	575
CryoLife, Inc.†	326	9,695
CytoSorbents Corp.†	273	1,349
Glaukos Corp.†	347	19,519
Globus Medical, Inc., Class A†	679	35,498
Haemonetics Corp.†	457	49,077
Hanger, Inc.†	323	7,891
Inogen, Inc.†	163	7,216
Inspire Medical Systems, Inc.†	120	8,976
Integer Holdings Corp.†	291	24,851
Intersect ENT, Inc.†	274	7,080
Invacare Corp.	300	2,307
iRadimed Corp.†	14,299	364,624
iRhythm Technologies, Inc.†	236	20,209
LeMaitre Vascular, Inc.	7,550	271,687
Luminex Corp.	375	8,507
NanoString Technologies, Inc.†	298	8,097
Nevro Corp.†	268	35,620
Novocure, Ltd.†	776	63,213
Orthofix Medical, Inc.†	161	6,965
OrthoPediatrics Corp.†	80	3,674
Pulse Biosciences, Inc.†	100	1,400
Rockwell Medical, Inc.†	553	1,443
RTI Surgical Holdings, Inc.†	507	2,109
SeaSpine Holdings Corp.†	142	2,096
Shockwave Medical, Inc.†	228	9,900
Sientra, Inc.†	13,864	84,016
Soliton, Inc.†	50	598
Surmodics, Inc.†	117	4,609
Tactile Systems Technology, Inc.†	164	9,215
Wright Medical Group NV†	1,127	33,968
Zynex, Inc.†	28,629	275,125

		1,714,264

Medical-Biomedical/Gene - 4.9%
Abeona Therapeutics, Inc.†	299	649
ACADIA Pharmaceuticals, Inc.†	1,005	40,140
Acceleron Pharma, Inc.†	402	36,494
Acer Therapeutics, Inc.†	44	167
Acorda Therapeutics, Inc.†	401	814
ADMA Biologics, Inc.†	450	1,782
Aduro Biotech, Inc.†	585	983
Adverum Biotechnologies, Inc.†	482	4,757
Affimed NV†	656	1,719
Agenus, Inc.†	955	3,572
AgeX Therapeutics, Inc.†	205	281
Akero Therapeutics, Inc.†	44	1,086
Albireo Pharma, Inc.†	97	2,202
Alder Biopharmaceuticals, Inc. CVR†(1)	708	623
Aldeyra Therapeutics, Inc.†	205	1,095
Allakos, Inc.†	174	12,563
Allogene Therapeutics, Inc.†	346	7,515
AMAG Pharmaceuticals, Inc.†	301	2,667
Amicus Therapeutics, Inc.†	2,285	20,199
AnaptysBio, Inc.†	219	3,180
Anavex Life Sciences Corp.†	383	1,095
ANI Pharmaceuticals, Inc.†	4,687	290,594
Apellis Pharmaceuticals, Inc.†	436	17,924
Applied Therapeutics, Inc.†	57	2,991
Aprea Therapeutics, Inc.†	57	2,185
Arcus Biosciences, Inc.†	290	2,546
Ardelyx, Inc.†	421	2,981
Arena Pharmaceuticals, Inc.†	451	20,606
Arrowhead Pharmaceuticals, Inc.†	834	34,953
Assembly Biosciences, Inc.†	206	3,617
Atara Biotherapeutics, Inc.†	460	6,086
Athersys, Inc.†	1,196	1,627
Atreca, Inc., Class A†	58	1,066
Avid Bioservices, Inc.†	501	3,312
Avrobio, Inc.†	184	3,998
Baudax Bio, Inc.†	69	578
BioCryst Pharmaceuticals, Inc.†	1,323	3,771
Biohaven Pharmaceutical Holding Co., Ltd.†	349	16,923
Blueprint Medicines Corp.†	436	27,664
Bridgebio Pharma, Inc.†	202	6,967
Cabaletta Bio, Inc.†	58	953
Calithera Biosciences, Inc.†	421	2,526
Cara Therapeutics, Inc.†	355	5,715
CASI Pharmaceuticals, Inc.†	450	1,282
CEL-SCI Corp.†	243	3,169
Centogene NV†	17	166
Cerecor, Inc.†	198	782
Champions Oncology, Inc.†	30,146	228,808
ChemoCentryx, Inc.†	364	15,441
ChromaDex Corp.†	367	1,618
Constellation Pharmaceuticals, Inc.†	138	4,559
Cortexyme, Inc.†	102	4,793
Crinetics Pharmaceuticals, Inc.†	99	2,127
Cue Biopharma, Inc.†	179	2,715
Cymabay Therapeutics, Inc.†	615	947
CytomX Therapeutics, Inc.†	402	2,983
Deciphera Pharmaceuticals, Inc.†	176	11,023
Denali Therapeutics, Inc.†	429	9,936
Dicerna Pharmaceuticals, Inc.†	8,542	168,662
Dynavax Technologies Corp.†	744	3,757
Editas Medicine, Inc.†	462	12,211
Eidos Therapeutics, Inc.†	101	5,381
Eiger BioPharmaceuticals, Inc.†	209	2,583
ElectroCore, Inc.†	116	146
Emergent BioSolutions, Inc.†	407	22,422
Enochian Biosciences, Inc.†	123	545
Enzo Biochem, Inc.†	394	989
Epizyme, Inc.†	693	14,504
Esperion Therapeutics, Inc.†	226	12,222
Evelo Biosciences, Inc.†	123	722
Evolus, Inc.†	165	1,688
Exagen, Inc.†	30	619

EyePoint Pharmaceuticals, Inc.†	563	1,053
Fate Therapeutics, Inc.†	542	13,745
FibroGen, Inc.†	702	29,379
Five Prime Therapeutics, Inc.†	305	1,440
Forty Seven, Inc.†	198	7,300
Frequency Therapeutics, Inc.†	51	1,219
Galera Therapeutics, Inc.†	15	223
Geron Corp.†	1,654	2,167
GlycoMimetics, Inc.†	302	1,293
Gossamer Bio, Inc.†	383	5,086
Halozyme Therapeutics, Inc.†	1,278	24,256
Homology Medicines, Inc.†	221	3,459
IGM Biosciences, Inc.†	44	1,496
ImmunoGen, Inc.†	1,295	6,119
Immunomedics, Inc.†	1,563	29,025
Innoviva, Inc.†	570	7,869
Inovio Pharmaceuticals, Inc.†	828	3,751
Insmed, Inc.†	795	16,329
Intercept Pharmaceuticals, Inc.†	225	20,792
Iovance Biotherapeutics, Inc.†	1,046	22,740
Kaleido Biosciences, Inc.†	102	875
Karuna Therapeutics, Inc.†	41	3,891
Karyopharm Therapeutics, Inc.†	532	8,592
Kezar Life Sciences, Inc.†	139	427
Kindred Biosciences, Inc.†	330	2,881
Kiniksa Pharmaceuticals, Ltd., Class A†	125	1,839
Krystal Biotech, Inc.†	93	4,860
Lexicon Pharmaceuticals, Inc.†	370	1,143
Ligand Pharmaceuticals, Inc.†	153	13,435
Lineage Cell Therapeutics, Inc.†	966	995
Liquidia Technologies, Inc.†	119	691
Livongo Health, Inc.†	131	3,165
LogicBio Therapeutics, Inc.†	74	730
MacroGenics, Inc.†	426	3,940
Magenta Therapeutics, Inc.†	171	2,031
Marker Therapeutics, Inc.†	242	627
MEI Pharma, Inc.†	629	1,440
MeiraGTx Holdings PLC†	153	2,771
Menlo Therapeutics, Inc.†	138	635
Mersana Therapeutics, Inc.†	320	2,160
Mirati Therapeutics, Inc.†	243	21,100
Molecular Templates, Inc.†	152	2,271
Mustang Bio, Inc.†	249	914
Myriad Genetics, Inc.†	635	17,558
NeoGenomics, Inc.†	852	27,460
Neon Therapeutics, Inc.†	126	170
NextCure, Inc.†	126	5,386
NGM Biopharmaceuticals, Inc.†	218	3,525
Novavax, Inc.†	237	1,806
Omeros Corp.†	421	5,372
Oncocyte Corp.†	192	501
Oncternal Therapeutics, Inc. CVR†(1)	7	14
Organogenesis Holdings, Inc.†	97	434
Osmotica Pharmaceuticals PLC†	70	451
Oyster Point Pharma, Inc.†	50	1,575
Pacific Biosciences of California, Inc.†	1,271	5,936
Palatin Technologies, Inc.†	2,039	1,330
PDL BioPharma, Inc.†	1,006	3,310
Pfenex, Inc.†	17,007	182,315
Phathom Pharmaceuticals, Inc.†	96	3,203
Pieris Pharmaceuticals, Inc.†	413	1,528
PolarityTE, Inc.†	137	425
Precigen, Inc.†	648	3,013
Precision BioSciences, Inc.†	321	2,597
Prevail Therapeutics, Inc.†	67	1,266
Prothena Corp. PLC†	359	4,369
PTC Therapeutics, Inc.†	540	27,810
Puma Biotechnology, Inc.†	275	2,161
Radius Health, Inc.†	403	7,077
RAPT Therapeutics, Inc.†	14	620
REGENXBIO, Inc.†	298	12,972
Replimune Group, Inc.†	116	1,844
resTORbio, Inc.†	137	189
Retrophin, Inc.†	369	5,705
Rigel Pharmaceuticals, Inc.†	90,631	204,826
Rocket Pharmaceuticals, Inc.†	266	5,448
Rubius Therapeutics, Inc.†	312	2,434
Sangamo Therapeutics, Inc.†	1,026	7,521
Satsuma Pharmaceuticals, Inc.†	40	989
Savara, Inc.†	310	812
Scholar Rock Holding Corp.†	156	1,917
Solid Biosciences, Inc.†	176	590
Sorrento Therapeutics, Inc.†	1,117	4,278
SpringWorks Therapeutics, Inc.†	93	2,928
Stemline Therapeutics, Inc.†	410	2,718
Stoke Therapeutics, Inc.†	81	2,265
Strongbridge Biopharma PLC†	323	948
Syndax Pharmaceuticals, Inc.†	180	1,688
Synlogic, Inc.†	140	375
TCR2 Therapeutics, Inc.†	105	1,541
Theravance Biopharma, Inc.†	399	11,124
Tobira Therapeutics, Inc. CVR†(1)	104	0
Tocagen, Inc.†	190	95
Translate Bio, Inc.†	309	2,216
TransMedics Group, Inc.†	127	2,224
Turning Point Therapeutics, Inc.†	247	14,449
Twist Bioscience Corp.†	196	4,869
Tyme Technologies, Inc.†	527	738
Ultragenyx Pharmaceutical, Inc.†	488	25,644
UNITY Biotechnology, Inc.†	255	1,504
VBI Vaccines, Inc.†	1,367	1,873
Veracyte, Inc.†	421	11,051
Vericel Corp.†	400	6,560
Viela Bio, Inc.†	49	1,928
Viking Therapeutics, Inc.†	579	3,636
Vir Biotechnology, Inc.†	65	1,731
WaVe Life Sciences, Ltd.†	201	1,427
X4 Pharmaceuticals, Inc.†	106	880
XBiotech, Inc.†	169	3,787
Xencor, Inc.†	422	14,323
Y-mAbs Therapeutics, Inc.†	211	6,961
ZIOPHARM Oncology, Inc.†	1,433	5,646

		2,115,986

Medical-Drugs - 3.9%
89bio, Inc.†	26	695
AcelRx Pharmaceuticals, Inc.†	700	1,190
Aclaris Therapeutics, Inc.†	275	341

Adamas Pharmaceuticals, Inc.†	204	1,049
Aeglea BioTherapeutics, Inc.†	233	1,692
Aerie Pharmaceuticals, Inc.†	377	7,721
Aimmune Therapeutics, Inc.†	402	12,482
Akcea Therapeutics, Inc.†	112	1,934
Akorn, Inc.†	834	1,276
Alector, Inc.†	270	7,544
Amphastar Pharmaceuticals, Inc.†	320	6,051
Athenex, Inc.†	610	8,168
Axcella Health, Inc.†	69	334
Beyondspring, Inc.†	115	1,741
BioSpecifics Technologies Corp.†	6,112	361,097
Bioxcel Therapeutics, Inc.†	62	1,027
Catalyst Pharmaceuticals, Inc.†	45,563	187,264
cbdMD, Inc.†	92	96
Checkpoint Therapeutics, Inc.†	218	395
Chiasma, Inc.†	305	1,440
Chimerix, Inc.†	428	706
Clovis Oncology, Inc.†	450	3,730
Coherus Biosciences, Inc.†	15,911	287,034
Collegium Pharmaceutical, Inc.†	287	5,773
Concert Pharmaceuticals, Inc.†	193	2,061
Corbus Pharmaceuticals Holdings, Inc.†	530	3,429
Corcept Therapeutics, Inc.†	855	10,833
H International, Inc. CVR†(1)	315	57
Cyclerion Therapeutics, Inc.†	211	692
Cytokinetics, Inc.†	497	6,113
Eagle Pharmaceuticals, Inc.†	81	4,359
Eloxx Pharmaceuticals, Inc.†	225	862
Enanta Pharmaceuticals, Inc.†	154	7,937
Fulcrum Therapeutics, Inc.†	41	707
Galectin Therapeutics, Inc.†	357	939
Global Blood Therapeutics, Inc.†	517	33,739
Gritstone Oncology, Inc.†	222	1,967
Harpoon Therapeutics,, Inc.†	66	877
Harrow Health, Inc.†	32,526	189,301
Hookipa Pharma, Inc.†	89	1,068
Intellia Therapeutics, Inc.†	345	4,109
Intra-Cellular Therapies, Inc.†	398	9,031
Ironwood Pharmaceuticals, Inc.†	1,373	16,586
Jounce Therapeutics, Inc.†	144	906
Kadmon Holdings, Inc.†	1,398	6,417
Kala Pharmaceuticals, Inc.†	199	1,186
KalVista Pharmaceuticals, Inc.†	113	1,729
Kura Oncology, Inc.†	306	3,592
Lannett Co., Inc.†	290	2,361
Madrigal Pharmaceuticals, Inc.†	69	5,728
Mallinckrodt PLC†	751	3,447
Marinus Pharmaceuticals, Inc.†	459	932
MediciNova, Inc.†	374	2,165
Millendo Therapeutics, Inc.†	84	667
Minerva Neurosciences, Inc.†	264	2,146
Mirum Pharmaceuticals, Inc.†	24	377
Morphic Holding, Inc.†	44	884
MyoKardia, Inc.†	397	27,008
Ocular Therapeutix, Inc.†	377	1,644
Odonate Therapeutics, Inc.†	105	3,066
Optinose, Inc.†	222	1,738
Pacira BioSciences, Inc.†	366	15,819
Paratek Pharmaceuticals, Inc.†	293	984
PhaseBio Pharmaceuticals, Inc.†	122	608
Prestige Consumer Healthcare, Inc.†	450	18,252
Principia Biopharma, Inc.†	164	8,635
Progenics Pharmaceuticals, Inc.†	777	3,465
Protagonist Therapeutics, Inc.†	157	1,185
Ra Pharmaceuticals, Inc.†	311	14,577
Reata Pharmaceuticals, Inc., Class A†	200	43,758
Rhythm Pharmaceuticals, Inc.†	262	4,595
Seres Therapeutics, Inc.†	326	1,063
SIGA Technologies, Inc.†	492	2,534
Spectrum Pharmaceuticals, Inc.†	996	2,520
Spero Therapeutics, Inc.†	100	921
Supernus Pharmaceuticals, Inc.†	441	10,086
Sutro Biopharma, Inc.†	97	993
Syros Pharmaceuticals, Inc.†	309	2,182
TG Therapeutics, Inc.†	769	10,927
TherapeuticsMD, Inc.†	1,977	4,448
Tricida, Inc.†	195	6,876
UroGen Pharma, Ltd.†	168	4,941
Vanda Pharmaceuticals, Inc.†	20,545	261,949
Verrica Pharmaceuticals, Inc.†	115	1,669
Voyager Therapeutics, Inc.†	216	2,382
Xeris Pharmaceuticals, Inc.†	238	1,516
Zogenix, Inc.†	380	19,141
Zynerba Pharmaceuticals, Inc.†	205	1,033

		1,708,499

Medical-Generic Drugs - 0.1%
Amneal Pharmaceuticals, Inc.†	1,055	4,737
Arvinas, Inc.†	190	9,207
Endo International PLC†	2,008	11,385
Kodiak Sciences, Inc.†	210	12,825
Momenta Pharmaceuticals, Inc.†	879	25,509

		63,663

Medical-HMO - 0.1%
Magellan Health, Inc.†	196	14,349
Tivity Health, Inc.†	424	9,178
Triple-S Management Corp., Class B†	205	3,612

		27,139

Medical-Hospitals - 0.1%
Community Health Systems, Inc.†	769	3,299
Select Medical Holdings Corp.†	982	22,429
Surgery Partners, Inc.†	215	3,627
Tenet Healthcare Corp.†	918	29,045

		58,400

Medical-Nursing Homes - 0.1%
Ensign Group, Inc.	452	20,431
Genesis Healthcare, Inc.†	748	1,122
National HealthCare Corp.	109	9,147

		30,700

Medical-Outpatient/Home Medical - 1.8%
Addus HomeCare Corp.†	3,955	373,115
Amedisys, Inc.†	280	49,417
Joint Corp.†	17,049	284,718
LHC Group, Inc.†	268	39,061

Pennant Group, Inc.†	226	5,966
Providence Service Corp.†	104	6,745

		759,022

Medical-Wholesale Drug Distribution - 0.0%
Diplomat Pharmacy, Inc.†	522	2,078
Evofem Biosciences, Inc.†	126	624
Owens & Minor, Inc.	551	3,449

		6,151

Metal Processors & Fabrication - 0.3%
AZZ, Inc.	232	9,573
CIRCOR International, Inc.†	174	7,226
Helios Technologies, Inc.	262	11,140
Lawson Products, Inc.†	37	1,747
LB Foster Co., Class A†	90	1,527
Mayville Engineering Co., Inc.†	56	426
Mueller Industries, Inc.	495	14,439
Park-Ohio Holdings Corp.	78	2,293
RBC Bearings, Inc.†	217	33,746
Rexnord Corp. †	951	31,050
Tredegar Corp.	232	4,721

		117,888

Metal Products-Distribution - 0.0%
Olympic Steel, Inc.	82	1,206
Ryerson Holding Corp.†	144	1,476
Worthington Industries, Inc.	345	12,689

		15,371

Metal Products-Fasteners - 0.0%
Eastern Co.	48	1,329
TriMas Corp.†	401	11,521

		12,850

Metal-Aluminum - 0.0%
Century Aluminum Co.†	448	2,370
Kaiser Aluminum Corp.	141	14,121

		16,491

Metal-Diversified - 0.0%
Ferroglobe Representation & Warranty Trust†(1)	777	0

Metal-Iron - 0.0%
Cleveland-Cliffs, Inc.	2,400	16,848

Mining Services - 0.0%
Contura Energy, Inc.†	162	938

Miscellaneous Manufacturing - 0.1%
Hillenbrand, Inc.	653	18,957
John Bean Technologies Corp.	279	31,524

		50,481

Motion Pictures & Services - 0.0%
Eros International PLC†	652	1,572
IMAX Corp.†	467	7,724

		9,296

MRI/Medical Diagnostic Imaging - 0.7%
RadNet, Inc.†	13,787	311,173

Multimedia - 0.0%
E.W. Scripps Co., Class A	489	5,936
Entravision Communications Corp., Class A	534	1,186
Media General, Inc. CVR†(1)	1,299	0

		7,122

Networking Products - 0.5%
A10 Networks, Inc.†	440	2,996
Calix, Inc.†	417	3,820
Extreme Networks, Inc.†	1,069	6,307
Infinera Corp.†	1,593	11,740
Inseego Corp.†	402	2,697
Lantronix, Inc.†	52,562	200,787
NeoPhotonics Corp.†	352	2,686
NETGEAR, Inc.†	266	6,842

		237,875

Night Clubs - 0.0%
RCI Hospitality Holdings, Inc.	81	1,436

Non-Ferrous Metals - 0.0%
Energy Fuels, Inc.†	841	1,194
Uranium Energy Corp.†	1,591	1,321

		2,515

Non-Hazardous Waste Disposal - 0.1%
Advanced Disposal Services, Inc.†	649	21,384
Casella Waste Systems, Inc., Class A†	409	20,937
Charah Solutions, Inc.†	83	166
Covanta Holding Corp.	1,053	15,774

		58,261

Office Automation & Equipment - 0.0%
AstroNova, Inc.	61	759
Pitney Bowes, Inc.	1,530	5,722

		6,481

Office Furnishings-Original - 0.2%
CompX International, Inc.	15	242
Herman Miller, Inc.	526	20,330
HNI Corp.	382	13,741
Interface, Inc.	517	8,313
Kimball International, Inc., Class B	318	5,972
Knoll, Inc.	438	10,845
Steelcase, Inc., Class A	777	14,460

		73,903

Office Supplies & Forms - 0.0%
ACCO Brands Corp.	861	7,439

Oil & Gas Drilling - 0.0%
Diamond Offshore Drilling, Inc.†	579	2,681
Nabors Industries, Ltd.	3,149	6,519
Noble Corp. PLC†	2,216	1,790
Pacific Drilling SA†	267	491
Parker Drilling Co.†	83	1,396
Seadrill, Ltd.†	524	718

		13,595

Oil Companies-Exploration & Production - 0.4%
Abraxas Petroleum Corp.†	1,430	327
Amplify Energy Corp.	117	631
Berry Petroleum Corp.	559	3,829
Bonanza Creek Energy, Inc.†	169	3,074

Brigham Minerals, Inc., Class A	143	2,432
California Resources Corp.†	431	3,164
Callon Petroleum Co.†	3,433	10,299
Chaparral Energy, Inc., Class A†	278	286
CNX Resources Corp.†	1,665	12,038
Comstock Resources, Inc.†	138	763
Denbury Resources, Inc.†	4,303	4,238
Earthstone Energy, Inc., Class A†	177	885
Evolution Petroleum Corp.	243	1,225
Extraction Oil & Gas, Inc.†	756	1,074
Falcon Minerals Corp.	344	1,892
Goodrich Petroleum Corp.†	81	544
Gulfport Energy Corp.†	1,430	2,216
HighPoint Resources Corp.†	1,003	1,163
Laredo Petroleum, Inc.†	1,612	2,773
Magnolia Oil & Gas Corp., Class A†	903	9,500
Mammoth Energy Services, Inc.	116	165
Matador Resources Co.†	991	14,538
Montage Resources Corp., Class A†	191	697
Northern Oil and Gas, Inc.†	2,648	4,396
Oasis Petroleum, Inc.†	2,852	6,417
Panhandle Oil and Gas, Inc., Class A	137	990
PDC Energy, Inc.†	893	19,280
Penn Virginia Corp.†	121	2,586
PrimeEnergy Resources Corp.†	5	728
QEP Resources, Inc.	2,137	6,774
Ring Energy, Inc.†	538	1,162
Rosehill Resources, Inc.†	94	100
SandRidge Energy, Inc.†	275	701
SilverBow Resources, Inc.†	63	335
SM Energy Co.	1,001	9,189
Southwestern Energy Co.†	4,855	7,622
Talos Energy, Inc.†	180	3,949
Tellurian, Inc.†	843	5,918
Unit Corp.†	474	190
W&T Offshore, Inc.†	841	3,482
Whiting Petroleum Corp.†	813	3,691

		155,263

Oil Field Machinery & Equipment - 0.1%
Dril-Quip, Inc.†	323	13,211
Exterran Corp.†	259	1,399
Flotek Industries, Inc.†	480	816
Forum Energy Technologies, Inc.†	739	783
Natural Gas Services Group, Inc.†	115	1,210
Smart Sand, Inc.†	193	392
Thermon Group Holdings, Inc.†	291	6,897
US Silica Holdings, Inc.	654	3,361

		28,069

Oil Refining & Marketing - 0.1%
CVR Energy, Inc.	264	9,137
Delek US Holdings, Inc.	661	18,151
Murphy USA, Inc.†	260	26,564
Par Pacific Holdings, Inc.†	317	6,378
Trecora Resources†	191	1,293

		61,523

Oil-Field Services - 0.2%
Archrock, Inc.	1,151	9,611
DMC Global, Inc.	126	5,271
Era Group, Inc.†	174	1,730
Frank’s International NV†	952	3,332
FTS International, Inc.†	290	177
Helix Energy Solutions Group, Inc.†	1,267	10,567
Independence Contract Drilling, Inc.†	424	298
KLX Energy Services Holdings, Inc.†	190	768
Liberty Oilfield Services, Inc., Class A	475	4,028
Matrix Service Co.†	240	4,829
McDermott International, Inc.†	1,621	118
MRC Global, Inc.†	703	7,916
National Energy Services Reunited Corp.†	212	1,397
NCS Multistage Holdings, Inc.†	103	158
Newpark Resources, Inc.†	794	3,970
NexTier Oilfield Solutions, Inc.†	1,423	7,328
Nine Energy Service, Inc.†	142	687
NOW, Inc.†	967	9,680
Oceaneering International, Inc.†	885	10,983
Oil States International, Inc.†	535	5,767
ProPetro Holding Corp.†	714	6,954
RPC, Inc.	518	2,347
Select Energy Services, Inc., Class A†	530	3,689
Solaris Oilfield Infrastructure, Inc., Class A	278	3,205
TETRA Technologies, Inc.†	1,082	1,655
US Well Services, Inc.†	180	241

		106,706

Optical Supplies - 0.6%
STAAR Surgical Co.†	7,756	260,912

Paper & Related Products - 0.1%
Clearwater Paper Corp.†	143	4,033
Neenah, Inc.	149	9,930
P.H. Glatfelter Co.	389	6,496
Schweitzer-Mauduit International, Inc.	276	9,668
Verso Corp., Class A†	311	5,240

		35,367

Pastoral & Agricultural - 0.1%
Darling Ingredients, Inc.†	1,467	39,800

Patient Monitoring Equipment - 0.0%
CareDx, Inc.†	368	8,891

Pharmacy Services - 0.0%
Option Care Health, Inc.†	1,100	4,598

Physical Therapy/Rehabilitation Centers - 0.0%
Catasys, Inc.†	65	1,113
U.S. Physical Therapy, Inc.	112	13,119

		14,232

Physicians Practice Management - 0.0%
Apollo Medical Holdings, Inc.†	55	986

Pipelines - 0.0%
NextDecade Corp.†	112	548

Pollution Control - 0.5%
CECO Environmental Corp.†	27,095	205,922

Poultry - 0.1%
Sanderson Farms, Inc.	178	24,509

Power Converter/Supply Equipment - 0.2%
Energous Corp.†	258	405
Generac Holdings, Inc.†	546	56,560
Powell Industries, Inc.	80	3,302
Vicor Corp.†	159	7,958

		68,225

Precious Metals - 0.1%
Coeur Mining, Inc.†	2,127	12,826
Hecla Mining Co.	4,385	13,286

		26,112

Printing-Commercial - 0.1%
Cimpress PLC†	178	21,294
Ennis, Inc.	228	4,756
Quad/Graphics, Inc.	287	1,220
RR Donnelley & Sons Co.	630	1,512

		28,782

Private Equity - 0.1%
Kennedy-Wilson Holdings, Inc.	1,096	23,630

Professional Sports - 0.0%
Liberty Media Corp. – Liberty Braves, Series A†	89	2,603
Liberty Media Corp. – Liberty Braves, Series C†	322	9,387

		11,990

Protection/Safety - 0.0%
ShotSpotter, Inc.†	72	1,976

Publishing-Books - 0.0%
Gannett Co, Inc.	1,049	6,409
Houghton Mifflin Harcourt Co.†	932	5,145
Scholastic Corp.	264	8,699

		20,253

Publishing-Newspapers - 0.1%
Lee Enterprises, Inc.†	479	1,011
TEGNA, Inc.	1,942	32,820
Tribune Publishing Co.	156	1,959

		35,790

Publishing-Periodicals - 0.0%
Meredith Corp.	355	10,668
Value Line, Inc.	10	329

		10,997

Quarrying - 0.0%
Compass Minerals International, Inc.	305	17,656

Racetracks - 0.2%
Churchill Downs, Inc.	314	45,336
Penn National Gaming, Inc.†	981	29,263

		74,599

Radio - 0.0%
Cumulus Media, Inc., Class A†	129	1,806
Entercom Communications Corp., Class A	1,065	4,228
Saga Communications, Inc., Class A	34	1,031

		7,065

Real Estate Investment Trusts - 4.9%
Acadia Realty Trust	764	18,962
AG Mortgage Investment Trust, Inc.	291	4,612
Agree Realty Corp.	370	28,094
Alexander & Baldwin, Inc.	613	13,400
Alexander’s, Inc.	19	6,131
American Assets Trust, Inc.	431	19,636
American Finance Trust, Inc.	955	12,386
Anworth Mtg. Asset Corp.	872	3,122
Apollo Commercial Real Estate Finance, Inc.	1,378	25,190
Ares Commercial Real Estate Corp.	241	3,938
Arlington Asset Investment Corp., Class A	322	1,829
Armada Hoffler Properties, Inc.	492	9,023
ARMOUR Residential REIT, Inc.	527	10,150
Ashford Hospitality Trust, Inc.	804	1,978
Blackstone Mtg. Trust, Inc., Class A	1,128	43,090
Bluerock Residential Growth REIT, Inc.	202	2,331
Braemar Hotels & Resorts, Inc.	268	2,139
BRT Apartments Corp.	88	1,516
Capstead Mtg. Corp.	835	6,864
CareTrust REIT, Inc.	853	18,920
CatchMark Timber Trust, Inc., Class A	438	4,494
CBL & Associates Properties, Inc.	1,514	1,272
Cedar Realty Trust, Inc.	766	1,992
Chatham Lodging Trust	410	6,704
Cherry Hill Mtg. Investment Corp.	140	2,150
CIM Commercial Trust Corp.†	13	202
City Office REIT, Inc.	477	6,449
Clipper Realty, Inc.	129	1,375
Colony Credit Real Estate, Inc.	723	9,001
Community Healthcare Trust, Inc.	171	8,066
CoreCivic, Inc.	1,065	16,987
CorEnergy Infrastructure Trust, Inc.	115	5,244
CorePoint Lodging, Inc.	357	3,267
DiamondRock Hospitality Co.	1,799	17,396
Diversified Healthcare Trust†	2,114	16,320
Dynex Capital, Inc.†	200	3,564
Easterly Government Properties, Inc.	665	16,100
EastGroup Properties, Inc.	339	46,128
Essential Properties Realty Trust, Inc.	721	19,907
Exantas Capital Corp.	272	3,286
Farmland Partners, Inc.	248	1,607
First Industrial Realty Trust, Inc.	1,127	48,123
Four Corners Property Trust, Inc.	612	18,537
Franklin Street Properties Corp.	928	7,053
Front Yard Residential Corp.	442	4,743
GEO Group, Inc.	1,063	16,795
Getty Realty Corp.	298	9,393
Gladstone Commercial Corp.	274	5,842
Gladstone Land Corp.	164	2,170
Global Medical REIT, Inc.	289	4,219
Global Net Lease, Inc.	804	16,667
Granite Point Mtg. Trust, Inc.	484	8,852
Great Ajax Corp.	154	2,324
Healthcare Realty Trust, Inc.	1,183	42,659

Hersha Hospitality Trust	306	3,969
Independence Realty Trust, Inc.	813	11,927
Industrial Logistics Properties Trust	579	13,253
Innovative Industrial Properties, Inc.	101	9,040
Invesco Mtg. Capital, Inc.	1,283	22,440
Investors Real Estate Trust†	104	7,665
iStar, Inc.	530	7,717
Jernigan Capital, Inc.	191	3,818
Kite Realty Group Trust	740	12,728
KKR Real Estate Finance Trust, Inc.	226	4,757
Ladder Capital Corp.	919	16,864
Lexington Realty Trust	2,160	23,911
LTC Properties, Inc.	352	16,248
Mack-Cali Realty Corp.	774	16,997
Monmouth Real Estate Investment Corp.	825	12,070
National Health Investors, Inc.	380	32,064
National Storage Affiliates Trust	530	18,099
New Senior Investment Group, Inc.	748	5,700
New York Mtg. Trust, Inc.	2,350	14,923
NexPoint Residential Trust, Inc.	6,982	340,722
Office Properties Income Trust†	426	14,497
One Liberty Properties, Inc.	139	3,800
Orchid Island Capital, Inc.	566	3,419
Pebblebrook Hotel Trust	1,162	27,563
Pennsylvania Real Estate Investment Trust	620	2,443
PennyMac Mtg. Investment Trust	802	18,646
Physicians Realty Trust	1,686	32,624
Piedmont Office Realty Trust, Inc., Class A	1,118	25,926
PotlatchDeltic Corp.	591	25,413
Preferred Apartment Communities, Inc., Class A	409	4,818
PS Business Parks, Inc.	179	29,993
QTS Realty Trust, Inc., Class A	514	29,236
Ready Capital Corp.	283	4,619
Redwood Trust, Inc.	999	17,612
Retail Opportunity Investments Corp.	1,021	16,918
Retail Value, Inc.	138	4,536
Rexford Industrial Realty, Inc.	989	47,660
RLJ Lodging Trust	1,510	23,496
RPT Realty	698	9,737
Ryman Hospitality Properties, Inc.	410	34,862
Sabra Health Care REIT, Inc.	1,725	37,087
Saul Centers, Inc.	107	5,284
Seritage Growth Properties, Class A	301	11,053
STAG Industrial, Inc.	1,195	38,527
Summit Hotel Properties, Inc.	925	10,258
Sunstone Hotel Investors, Inc.	2,005	25,423
Tanger Factory Outlet Centers, Inc.	805	11,777
Terreno Realty Corp.	590	33,783
TPG RE Finance Trust, Inc.	442	9,048
UMH Properties, Inc.	16,578	261,932
Uniti Group, Inc.	1,653	10,463
Universal Health Realty Income Trust	115	14,185
Urban Edge Properties	1,028	18,905
Urstadt Biddle Properties, Inc., Class A	264	5,985
Washington Prime Group, Inc.	1,669	5,024
Washington Real Estate Investment Trust	717	21,825
Western Asset Mtg. Capital Corp.	464	4,923
Whitestone REIT	343	4,493
Xenia Hotels & Resorts, Inc.	1,013	18,933

		2,133,837

Real Estate Management/Services - 0.2%
Cushman & Wakefield PLC†	1,006	19,335
eXp World Holdings, Inc.†	184	2,031
Marcus & Millichap, Inc.†	206	7,292
Maui Land & Pineapple Co., Inc.†	60	627
Newmark Group, Inc., Class A	1,282	15,089
RE/MAX Holdings, Inc., Class A	159	6,087
Realogy Holdings Corp.	1,016	10,760
Redfin Corp.†	800	19,464
RMR Group, Inc., Class A	135	6,220
Safehold, Inc.	96	4,316

		91,221

Real Estate Operations & Development - 0.1%
American Realty Investors, Inc.†	22	323
Consolidated-Tomoka Land Co.	44	2,792
FRP Holdings, Inc.†	62	2,935
Griffin Industrial Realty, Inc.	9	364
Legacy Housing Corp.†	52	730
McGrath RentCorp	217	16,778
Stratus Properties, Inc.†	53	1,577
Transcontinental Realty Investors, Inc.†	10	323

		25,822

Recreational Centers - 0.0%
OneSpaWorld Holdings, Ltd.	405	6,079

Recreational Vehicles - 1.5%
Camping World Holdings, Inc., Class A	294	4,578
Malibu Boats, Inc., Class A†	8,101	354,743
Marine Products Corp.	66	924
MasterCraft Boat Holdings, Inc.†	15,408	270,718

		630,963

Rental Auto/Equipment - 0.2%
Aaron’s, Inc.	604	35,854
Avis Budget Group, Inc.†	514	16,859
CAI International, Inc.†	146	3,971
Herc Holdings, Inc.†	216	8,666
Hertz Global Holdings, Inc.†	906	14,279
Rent-A-Center, Inc.	441	12,846
Textainer Group Holdings, Ltd.†	470	4,451

		96,926

Resorts/Theme Parks - 0.1%
Marriott Vacations Worldwide Corp.	370	44,489
SeaWorld Entertainment, Inc.†	421	14,507

		58,996

Retail-Apparel/Shoe - 0.2%
Abercrombie & Fitch Co., Class A	561	9,178
American Eagle Outfitters, Inc.	1,421	20,462
Ascena Retail Group, Inc.†	70	308
Boot Barn Holdings, Inc.†	250	10,493
Buckle, Inc.	258	6,298
Caleres, Inc.	352	6,178

Cato Corp., Class A	198	3,176
Chico’s FAS, Inc.	1,042	4,053
Children’s Place, Inc.	135	8,055
Designer Brands, Inc., Class A	555	7,903
Duluth Holdings, Inc., Class B†	96	811
Express, Inc.†	588	2,358
Genesco, Inc.†	130	5,112
Guess?, Inc.	411	8,750
J. Jill, Inc.	151	180
RTW RetailWinds, Inc.†	271	107
Shoe Carnival, Inc.	84	3,012
Tailored Brands, Inc.	446	1,775
Tilly’s, Inc., Class A	196	1,666
Vera Bradley, Inc.†	182	1,744
Winmark Corp.	22	4,377

		105,996

Retail-Appliances - 0.0%
Conn’s, Inc.†	161	1,410

Retail-Arts & Crafts - 0.0%
Michaels Cos., Inc.†	749	3,693

Retail-Automobile - 0.2%
America’s Car-Mart, Inc.†	56	6,148
Asbury Automotive Group, Inc.†	172	16,589
Group 1 Automotive, Inc.	157	15,821
Lithia Motors, Inc., Class A	200	27,128
Rush Enterprises, Inc., Class A	243	10,449
Rush Enterprises, Inc., Class B	41	1,819
Sonic Automotive, Inc., Class A	218	6,895

		84,849

Retail-Bedding - 0.0%
Bed Bath & Beyond, Inc.	1,089	15,518

Retail-Bookstores - 0.0%
Barnes & Noble Education, Inc.†	367	1,262

Retail-Building Products - 0.7%
At Home Group, Inc.†	426	2,411
Beacon Roofing Supply, Inc.†	606	20,065
BMC Stock Holdings, Inc.†	595	17,365
Foundation Building Materials, Inc.†	15,210	271,194
GMS, Inc.†	355	9,486

		320,521

Retail-Computer Equipment - 0.0%
PC Connection, Inc.	101	5,034

Retail-Discount - 0.1%
Big Lots, Inc.	348	9,417
BJ’s Wholesale Club Holdings, Inc.†	996	20,438
Citi Trends, Inc.	100	2,329

		32,184

Retail-Drug Store - 0.0%
Rite Aid Corp.†	492	5,879

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	255	1,941

Retail-Hair Salons - 0.0%
Regis Corp.†	208	3,228

Retail-Home Furnishings - 0.1%
Bassett Furniture Industries, Inc.	85	1,039
Haverty Furniture Cos., Inc.	159	3,201
La-Z-Boy, Inc.	401	12,287
Lovesac Co.†	79	897
RH†	148	30,895

		48,319

Retail-Jewelry - 0.0%
Movado Group, Inc.	141	2,428
Signet Jewelers, Ltd.	463	11,256

		13,684

Retail-Leisure Products - 0.0%
MarineMax, Inc.†	188	3,747
Party City Holdco, Inc.†	481	1,385

		5,132

Retail-Major Department Stores - 0.0%
J.C. Penney Co., Inc.†	2,873	2,140

Retail-Misc./Diversified - 0.1%
Container Store Group, Inc.†	142	574
Gaia, Inc.†	93	787
GameStop Corp., Class A	803	3,084
Hudson, Ltd., Class A†	355	3,894
PriceSmart, Inc.	201	12,313
Sally Beauty Holdings, Inc.†	1,078	16,547

		37,199

Retail-Office Supplies - 0.0%
Office Depot, Inc.	4,854	10,776

Retail-Pawn Shops - 0.1%
FirstCash, Inc.	375	32,614

Retail-Pet Food & Supplies - 0.1%
Freshpet, Inc.†	307	19,304
PetIQ, Inc.†	177	5,266
PetMed Express, Inc.	175	4,412

		28,982

Retail-Petroleum Products - 0.1%
World Fuel Services Corp.	576	22,533

Retail-Regional Department Stores - 0.0%
Dillard’s, Inc., Class A	89	5,404

Retail-Restaurants - 1.2%
Biglari Holdings, Inc., Class B†	9	976
BJ’s Restaurants, Inc.	171	6,802
Bloomin’ Brands, Inc.	778	16,159
Brinker International, Inc.	334	14,258
Cannae Holdings, Inc.†	604	24,559
Carrols Restaurant Group, Inc.†	312	1,416
Cheesecake Factory, Inc.	371	14,246
Chuy’s Holdings, Inc.†	148	3,633
Cracker Barrel Old Country Store, Inc.	215	32,880
Dave & Buster’s Entertainment, Inc.	276	12,188
Del Taco Restaurants, Inc.†	257	1,938
Denny’s Corp.†	517	10,583
Dine Brands Global, Inc.	143	12,191
El Pollo Loco Holdings, Inc.†	175	2,412
Fiesta Restaurant Group, Inc.†	209	2,075
Habit Restaurants, Inc., Class A†	184	2,559
J Alexander’s Holdings, Inc.†	117	1,121

Jack in the Box, Inc.	231	18,884
Kura Sushi USA, Inc., Class A†	30	676
Noodles & Co.†	255	1,821
Papa John’s International, Inc.	197	12,762
Potbelly Corp.†	186	802
Red Robin Gourmet Burgers, Inc.†	116	3,813
Ruth’s Hospitality Group, Inc.	10,968	224,844
Shake Shack, Inc., Class A†	259	17,470
Texas Roadhouse, Inc.	590	36,875
Waitr Holdings, Inc.†	516	177
Wingstop, Inc.	262	24,306

		502,426

Retail-Sporting Goods - 0.0%
Hibbett Sports, Inc.†	156	3,866
Sportsman’s Warehouse Holdings, Inc.†	379	2,456
Zumiez, Inc.†	179	5,579

		11,901

Retail-Vision Service Center - 0.1%
National Vision Holdings, Inc.†	700	23,884

Retail-Vitamins & Nutrition Supplements - 0.0%
GNC Holdings, Inc., Class A†	730	1,562

Retirement/Aged Care - 0.0%
Brookdale Senior Living, Inc.†	1,649	10,867

Rubber-Tires - 0.0%
Cooper Tire & Rubber Co.	449	11,894

Rubber/Plastic Products - 0.1%
Myers Industries, Inc.	317	5,129
Proto Labs, Inc.†	241	24,943
Raven Industries, Inc.	320	10,035
Trinseo SA	351	10,081

		50,188

Satellite Telecom - 0.1%
Gogo, Inc.†	491	2,583
Intelsat SA†	599	2,043
Iridium Communications, Inc.†	885	22,612
KVH Industries, Inc.†	146	1,502
Loral Space & Communications, Inc.†	115	3,699

		32,439

Savings & Loans/Thrifts - 1.0%
Axos Financial, Inc.†	517	14,564
Banc of California, Inc.	405	6,464
BankFinancial Corp.	124	1,546
Berkshire Hills Bancorp, Inc.	403	11,344
Brookline Bancorp, Inc.	701	10,655
Capitol Federal Financial, Inc.	1,179	15,539
Community Bankers Trust Corp.	193	1,704
Dime Community Bancshares, Inc.	283	5,493
ESSA Bancorp, Inc.	84	1,424
First Capital, Inc.	29	1,917
First Defiance Financial Corp.	173	5,084
First Financial Northwest, Inc.	70	1,024
Flushing Financial Corp.	242	4,809
FS Bancorp, Inc.	3,780	206,842
Greene County Bancorp, Inc.	30	876
Hingham Institution for Savings	13	2,722
Home Bancorp, Inc.	68	2,418
HomeTrust Bancshares, Inc.	140	3,713
Investors Bancorp, Inc.	2,030	24,533
Malvern Bancorp, Inc.†	68	1,360
Meridian Bancorp, Inc.	429	7,718
MutualFirst Financial, Inc.	52	1,936
Northfield Bancorp, Inc.	390	6,197
Northwest Bancshares, Inc.	896	14,090
OceanFirst Financial Corp.	488	11,351
Pacific Premier Bancorp, Inc.	519	15,466
Provident Financial Holdings, Inc.	53	1,166
Provident Financial Services, Inc.	545	12,431
Prudential Bancorp, Inc.	78	1,374
Riverview Bancorp, Inc.	190	1,398
Southern Missouri Bancorp, Inc.	69	2,458
Territorial Bancorp, Inc.	69	2,003
Timberland Bancorp, Inc.	67	1,887
United Community Financial Corp.	420	4,591
Washington Federal, Inc.	706	24,004
Waterstone Financial, Inc.	211	3,690
WSFS Financial Corp.	458	18,270

		454,061

Schools - 1.0%
Adtalem Global Education, Inc.†	481	16,599
American Public Education, Inc.†	135	3,217
Chegg, Inc.†	1,057	43,580
K12, Inc.†	351	5,665
Laureate Education, Inc., Class A†	1,054	21,965
Perdoceo Education Corp.†	16,742	297,673
Rosetta Stone, Inc.†	185	3,173
Strategic Education, Inc.	191	30,998

		422,870

Security Services - 0.1%
Brink’s Co.	446	37,549

Seismic Data Collection - 0.0%
Geospace Technologies Corp.†	118	1,582

Semiconductor Components-Integrated Circuits - 0.2%
Cirrus Logic, Inc.†	520	39,941
MaxLinear, Inc.†	590	11,499
Power Integrations, Inc.	253	24,711

		76,151

Semiconductor Equipment - 1.2%
Aehr Test Systems†	15,589	31,957
Axcelis Technologies, Inc.†	288	6,955
Brooks Automation, Inc.	634	24,143
Cabot Microelectronics Corp.	259	37,687
Cohu, Inc.	359	8,031
FormFactor, Inc.†	674	17,059
Onto Innovation, Inc.†	10,293	390,516
Ultra Clean Holdings, Inc.†	353	8,123
Veeco Instruments, Inc.†	430	5,483

		529,954

Silver Mining - 0.0%
Pan American Silver Corp. CVR†^	3,628	2,394

Software Tools - 0.0%
Digital Turbine, Inc.†	701	4,374

Steel Pipe & Tube - 0.1%
Advanced Drainage Systems, Inc.	388	16,129
Northwest Pipe Co.†	85	2,782
Omega Flex, Inc.	26	2,740
Synalloy Corp.†	74	949
TimkenSteel Corp.†	359	2,291

		24,891

Steel-Producers - 0.1%
AK Steel Holding Corp.†	2,813	7,764
Carpenter Technology Corp.	420	16,691
Commercial Metals Co.	1,053	21,639
Schnitzer Steel Industries, Inc., Class A	230	3,698

		49,792

Steel-Specialty - 0.0%
Allegheny Technologies, Inc.†	1,124	19,389

Storage/Warehousing - 0.0%
Mobile Mini, Inc.	392	16,362

Superconductor Product & Systems - 0.0%
American Superconductor Corp.†	191	1,199

SupraNational Banks - 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	276	5,564

Telecom Equipment-Fiber Optics - 0.9%
Acacia Communications, Inc.†	339	23,239
Clearfield, Inc.†	9,415	119,759
Harmonic, Inc.†	783	5,508
Luna Innovations, Inc.†	25,290	207,125
Viavi Solutions, Inc.†	2,053	28,947

		384,578

Telecom Services - 0.1%
ATN International, Inc.	99	5,729
Consolidated Communications Holdings, Inc.	629	3,038
GTT Communications, Inc.†	302	3,579
Ooma, Inc.†	177	2,324
ORBCOMM, Inc.†	653	2,344
RigNet, Inc.†	130	541
Spok Holdings, Inc.	157	1,667
Vonage Holdings Corp.†	2,023	17,944

		37,166

Telecommunication Equipment - 0.5%
ADTRAN, Inc.	426	3,855
Airgain, Inc.†	21,028	198,715
Casa Systems, Inc.†	282	1,131
DASAN Zhone Solutions, Inc.†	70	620
Plantronics, Inc.	302	8,674
Preformed Line Products Co.	28	1,529

		214,524

Telephone-Integrated - 0.1%
Cincinnati Bell, Inc.†	443	6,074
Frontier Communications Corp.†	937	517
IDT Corp., Class B†	149	1,126
Shenandoah Telecommunications Co.	429	17,310

		25,027

Television - 0.0%
Central European Media Enterprises, Ltd., Class A†	791	3,536
Gray Television, Inc.†	813	16,487

		20,023

Textile-Apparel - 0.0%
Unifi, Inc.†	129	2,776

Textile-Products - 0.0%
Culp, Inc.	98	1,238

Theaters - 0.0%
AMC Entertainment Holdings, Inc., Class A	461	3,006
Reading International, Inc., Class A†	145	1,479

		4,485

Therapeutics - 0.7%
Akebia Therapeutics, Inc.†	1,054	7,610
Anika Therapeutics, Inc.†	119	4,892
Axsome Therapeutics, Inc.†	225	19,535
CorMedix, Inc.†	227	1,441
Flexion Therapeutics, Inc.†	302	5,291
G1 Therapeutics, Inc.†	302	5,847
La Jolla Pharmaceutical Co.†	185	1,267
MannKind Corp.†	1,675	2,462
Portola Pharmaceuticals, Inc.†	680	8,697
Recro Pharma, Inc.†	15,124	249,395

		306,437

Tobacco - 0.1%
22nd Century Group, Inc.†	1,033	957
Greenlane Holdings, Inc., Class A†	90	219
Pyxus International, Inc.†	75	514
Turning Point Brands, Inc.	74	1,690
Universal Corp.	219	11,640
Vector Group, Ltd.	991	13,022

		28,042

Tools-Hand Held - 0.1%
MSA Safety, Inc.	316	42,850

Toys - 0.0%
Funko, Inc., Class A†	195	2,931

Traffic Management Sys - 0.0%
Arlo Technologies, Inc.†	670	2,861

Transactional Software - 0.0%
InnerWorkings, Inc.†	394	1,635
Synchronoss Technologies, Inc.†	347	1,896

		3,531

Transport-Air Freight - 0.0%
Air Transport Services Group, Inc.†	522	10,946
Atlas Air Worldwide Holdings, Inc.†	207	4,627

		15,573

Transport-Equipment & Leasing - 0.1%
GATX Corp.	313	23,829
General Finance Corp.†	104	1,005
Greenbrier Cos., Inc.	287	6,914
Willis Lease Finance Corp.†	26	1,542

		33,290

Transport-Marine - 0.7%
Ardmore Shipping Corp.†	298	1,833
Costamare, Inc.	461	3,656
DHT Holdings, Inc.	817	4,600
Diamond S Shipping, Inc.†	199	2,205
Dorian LPG, Ltd.†	17,201	225,677
Eagle Bulk Shipping, Inc.†	395	1,284
GasLog, Ltd.	361	2,339
Genco Shipping & Trading, Ltd.	135	1,062
Golar LNG, Ltd.	846	8,139
International Seaways, Inc.†	225	5,008
Nordic American Tankers, Ltd.	1,244	4,205
Overseas Shipholding Group, Inc., Class A†	578	1,029
Safe Bulkers, Inc.†	455	591
Scorpio Bulkers, Inc.	487	1,787
Scorpio Tankers, Inc.	393	9,173
SEACOR Holdings, Inc.†	156	5,864
SFL Corp., Ltd.	726	9,612
Teekay Corp.	613	2,182
Teekay Tankers, Ltd.†	213	3,470
Tidewater, Inc.†	352	5,343

		299,059

Transport-Services - 0.1%
CryoPort, Inc.†	281	5,033
Daseke, Inc.†	408	1,238
Echo Global Logistics, Inc.†	240	4,651
Forward Air Corp.	252	16,493
Hub Group, Inc., Class A†	289	15,279
Matson, Inc.	380	13,684
Radiant Logistics, Inc.†	349	1,686
Universal Logistics Holdings, Inc.	71	1,200

		59,264

Transport-Truck - 0.1%
ArcBest Corp.	228	5,087
Covenant Transportation Group, Inc., Class A†	113	1,433
Heartland Express, Inc.	410	7,663
Marten Transport, Ltd.	350	7,266
P.A.M. Transportation Services, Inc.†	17	908
Roadrunner Transportation Systems, Inc.†	31	309
Saia, Inc.†	231	20,120
US Xpress Enterprises, Inc. Class A†	195	1,065
Werner Enterprises, Inc.	405	14,928
YRC Worldwide, Inc.†	298	674

		59,453

Travel Services - 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	649	3,823

Venture Capital - 0.0%
Safeguard Scientifics, Inc.	174	1,851

Veterinary Diagnostics - 0.1%
Heska Corp.†	63	6,312
Neogen Corp.†	458	30,810

		37,122

Vitamins & Nutrition Products - 0.7%
Calyxt, Inc.†	83	462
LifeVantage Corp.†	17,617	288,567
Nature’s Sunshine Products, Inc.†	78	746
USANA Health Sciences, Inc.†	112	6,910

		296,685

Water - 1.5%
American States Water Co.	328	29,048
Artesian Resources Corp., Class A	71	2,678
California Water Service Group	430	22,601
Consolidated Water Co., Ltd.	129	2,207
Global Water Resources, Inc.	106	1,339
Middlesex Water Co.	4,104	267,827
PICO Holdings, Inc.†	160	1,592
SJW Group	235	17,237
York Water Co.	6,041	286,102

		630,631

Water Treatment Systems - 0.9%
AquaVenture Holdings, Ltd.†	125	3,375
Energy Recovery, Inc.†	336	3,430
Evoqua Water Technologies Corp.†	668	13,340
Pure Cycle Corp.†	27,612	358,680

		378,825

Web Hosting/Design - 0.1%
Endurance International Group Holdings, Inc.†	640	3,021
NIC, Inc.	587	11,581
Q2 Holdings, Inc.†	390	34,004

		48,606

Web Portals/ISP - 0.0%
Meet Group, Inc.†	617	3,289

Wire & Cable Products - 0.1%
Belden, Inc.	349	17,195
Encore Wire Corp.	181	9,830
Insteel Industries, Inc.	165	3,691

		30,716

Wireless Equipment - 0.1%
Anterix, Inc.†	96	4,460
CalAmp Corp.†	296	2,847
Cambium Networks Corp.†	39	269
InterDigital, Inc.	279	15,415
Maxar Technologies, Inc.	534	8,523
Ribbon Communications, Inc.†	533	1,503
Sonim Technologies, Inc.†	89	286
TESSCO Technologies, Inc.	58	360

		33,663

Wound, Burn & Skin Care - 0.0%
Dermira, Inc.†	422	7,997

X-Ray Equipment - 0.0%
Varex Imaging Corp.†	336	9,290
ViewRay, Inc.†	629	1,963

		11,253

Total Common Stocks (cost $39,047,557)		42,107,081

EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 2000 ETF (cost $610,811)	3,700	593,961

Total Long-Term Investment Securities (cost $39,658,368)		42,701,042

SHORT-TERM INVESTMENT SECURITIES - 0.1%
U.S. Government Treasuries - 0.1%
United States Treasury Bills 1.53% due 05/28/20(2) (cost $59,705)	$60,000	59,708

REPURCHASE AGREEMENTS - 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $109,002 and collateralized by $115,000 of United States Treasury Notes, bearing interest at 1.88%, due 01/31/2022 and having an approximate value of $116,056 (cost $109,000)	109,000	109,000

TOTAL INVESTMENTS (cost $39,827,072)	98.7%	42,869,750
Other assets less liabilities	1.3	555,676

NET ASSETS	100.0%	$43,425,426

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR – Contingent Value Rights

ETF – Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	E-Mini Russell 2000 Index	March 2020	$246,708	$242,205	$(4,503)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Diversified	$72,923	$—	$0	$72,923
Chemicals-Plastics	22,728		61	22,789
Finance-Commercial	24,424	—	194	24,618
Medical-Biomedical/Gene	2,115,349	—	637	2,115,986
Medical-Drugs	1,708,442	—	57	1,708,499
Metal-Diversified	—	—	0	0
Multimedia	7,122	—	0	7,122
Other Industries	38,155,144	—	—	38,155,144
Exchange-Traded Funds	593,961	—	—	593,961
Short-Term Investments Securities	—	59,708	—	59,708
Repurchase Agreements	—	109,000	—	109,000

Total Investments at Value	$42,700,093	$168,708	$949	$42,869,750

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,503	$—	$—	$4,503

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series

NOTES TO PORTFOLIO OF INVESTMENTS – January 31, 2020 – (unaudited)

Note 1. Basis for consolidation for the AIG Commodity Strategy Cayman Fund, Ltd.

The AIG Commodity Strategy Cayman Fund, Ltd. (the “Commodity Strategy Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund’s prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of January 31, 2020, net assets of the Commodity Strategy Fund were $27,451,029 of which approximately $5,020,164, or approximately 18.3% represented the Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

Note 2. Security Valuation:

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of January 31, 2020 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: During the period, the Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Small-Cap Fund entered into futures transactions for investment purposes in order to provide exposure to U.S. and non-U.S. equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Forward Foreign Currency Contracts: During the period, the Income Explorer Fund used forward contracts to attempt to protect securities against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Total Return Swaps: During the period, the Commodity Strategy Fund used total return swaps for investment purposes in order to provide exposure to commodities.

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

Note 3. Repurchase Agreements:

As of January 31, 2020, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	8.25%	$2,310,000
Commodity Strategy Subsidiary	2.41	675,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated January 31, 2020, bearing interest at a rate of 1.56% per annum, with a principal amount of $28,000,000, a repurchase price of $28,003,640, and a maturity date of February 3, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	07/31/2026	$27,780,000	$28,504,145

As of January 31, 2020, the following Funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	8.20%	$2,050,000
Commodity Strategy Subsidiary	2.38	595,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated January 31, 2020, bearing interest at a rate of 1.57% per annum, with a principal amount of $25,000,000, a repurchase price of $25,003,271, and a maturity date of February 3, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.13%	08/15/2044	$20,817,000	$25,502,098

As of January 31, 2020, the following Funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	8.20%	$1,640,000
Commodity Strategy Subsidiary	2.38	475,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated January 31, 2020, bearing interest at a rate of 1.57% per annum, with a principal amount of 20,000,000, a repurchase price of $20,002,617, and a maturity date of February 3, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	08/31/2024	$20,400,000	$20,395,525

As of January 31, 2020, the following Funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	8.21%	$2,160,000
Commodity Strategy Subsidiary	2.37	625,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated January 31, 2020, bearing interest at a rate of 1.55% per annum, with a principal amount of $26,325,000, a repurchase price of $26,328,400 and a maturity date of February 3, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	06/15/2021	$26,354,000	$26,850,331

As of January 31, 2020, the following Funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	8.20%	$2,295,000
Commodity Strategy Subsidiary	2.38	665,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated January 31, 2020, bearing interest at a rate of 1.56% per annum, with a principal amount of $28,000,000, a repurchase price of $28,003,640, and a maturity date of February 3, 2020. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	05/15/2023	$28,115,000	$28,565,279

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.